UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 29TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

Charles H. Field, Jr.
c/o Nicholas-Applegate Capital Management
600 West Broadway, 29th Floor
San Diego, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 29th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. MICRO CAP FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.3%
	Alternative Waste Tech - 2.2%
	Calgon Carbon Corp.##, *	51,360	$794,025
	Darling International, Inc.*	35,880	592,738
			1,386,763
	Applications Software - 0.8%
	EPIQ Systems, Inc.*	35,670	506,514

	Auto/Truck Parts & Equipment-Original - 1.8%
	Wonder Auto Technology, Inc.*	35,800	251,674
	Titan International, Inc.##	24,134	859,653
			1,111,327
	Broadcast Services/Programming - 0.9%
	DG FastChannel, Inc.##, *	32,040	552,690

	Chemicals-Plastics - 0.4%
	Metabolix, Inc.##, *	23,500	230,300

	Coffee - 1.0%
	Green Mountain Coffee Roasters, Inc.##, *	16,500	619,905

	Commercial Banks-Central US - 0.6%
	Texas Capital Bancshares, Inc.*	22,700	363,200

	Commercial Services - 2.7%
	HMS Holdings Corp.*	26,461	568,118
	Team, Inc.##, *	23,506	806,726
	The Providence Service Corp.*	16,000	337,760
			1,712,604
	Commercial Services-Finance - 1.9%
	Cardtronics, Inc.*	23,800	211,106
	CBIZ, Inc.*	49,600	394,320
	TNS, Inc.*	23,700	567,852
			1,173,278
	Computer Services - 1.3%
	Ness Technologies, Inc.*	43,700	442,244
	Furmanite Corp.*	45,300	361,494
			803,738
	Computer Software - 0.8%
	Double-Take Software, Inc.*	37,500	515,250

	Computers-Integrated Systems - 1.3%
	Netscout Systems, Inc.*	47,700	509,436
	Stratasys, Inc.##, *	17,504	323,124
			832,560
	Consulting Services - 1.3%
	Hill International, Inc.*	50,000	822,000

	Consumer Products-Miscellaneous - 0.4%
	Central Garden & Pet Co.*	58,900	267,995

	Data Processing/Management - 0.4%
	FalconStor Software, Inc.##, *	39,120	276,970

	Decision Support Software - 0.8%
	GSE Systems, Inc.##, *	56,800	506,088

	Diagnostic Kits - 0.6%
	Quidel Corp.*	23,000	379,960

	Distribution/Wholesale - 0.6%
	MWI Veterinary Supply, Inc.*	11,700	387,387

	E-Commerce/Products - 0.6%
	1-800-FLOWERS.COM, Inc. Cl. A*	60,300	388,935

	Electric Products-Miscellaneous - 0.5%
	Harbin Electric, Inc.##, *	23,400	332,514

	Electronic Components-Semiconductors - 1.8%
	Advanced Analogic Technologies, Inc.*	61,100	252,343
	Ceva, Inc.*	36,700	292,499
	Monolithic Power Systems, Inc.*	27,500	594,550
			1,139,392
	Electronic Measure Instruments - 2.0%
	Axsys Technologies, Inc.*	16,658	866,882
	FARO Technologies, Inc.*	16,130	405,992
			1,272,874
	Energy-Alternate Sources - 1.1%
	Canadian Solar, Inc.##, *	16,900	679,211

	Engineering/R & D Services - 1.1%
	Stanley, Inc.*	19,500	653,640

	Enterprise Software/Services - 1.2%
	PROS Holdings, Inc.*	15,200	170,696
	Taleo Corp. Cl. A*	27,848	545,542
			716,238
	Finance-Investment Bankers/Brokers - 1.5%
	Penson Worldwide, Inc.*	35,100	419,445
	SWS Group, Inc. ##	31,300	519,893
			939,338
	Food-Miscellaneous/Diversified - 1.4%
	Calavo Growers, Inc.##, *	28,600	350,350
	Diamond Foods, Inc.	21,800	502,272
			852,622
	Food-Wholesale/Distribution - 1.9%
	Nash Finch Co.	13,400	459,218
	Spartan Stores, Inc.	30,870	710,010
			1,169,228
	Footwear & Related Apparel - 0.6%
	Steven Madden, Ltd.*	19,900	365,762

	Hazardous Waste Disposal - 0.2%
	American Ecology Corp.	4,300	126,979

	Human Resources - 0.9%
	On Assignment, Inc.*	69,500	557,390

	Instruments-Controls - 0.4%
	Spectrum Control, Inc.*	29,300	240,260

	Insurance Brokers - 0.6%
	Life Partners Holdings, Inc.##	20,101	401,618

	Internet Applications Software - 4.4%
	Cybersource Corp.*	37,270	623,527
	eResearchTechnology, Inc.*	45,400	791,776
	S1 Corp.*	78,870	597,046
	Vocus, Inc.*	22,060	709,670
			2,722,019
	Internet Infrastructure Software - 1.3%
	AsiaInfo Holdings, Inc.*	68,100	804,942

	Machinery-General Industry - 2.5%
	Chart Industries, Inc.*	16,070	781,645
	DXP Enterprises, Inc.*	11,400	474,696
	Intevac, Inc.*	26,200	295,536
			1,551,877
	Machinery-Material Handling - 0.8%
	Key Technology, Inc.*	15,300	486,693

	Medical Imaging Systems - 0.9%
	IRIS International, Inc.*	35,300	552,445

	Medical Instruments - 1.6%
	Kensey Nash Corp.*	12,800	410,240
	Natus Medical, Inc.*	27,500	575,850
			986,090
	Medical Labs &Testing Services - 1.5%
	Bio-Reference Labs, Inc.*	21,660	483,235
	Life Sciences Research, Inc.*	16,600	468,784
			952,019
	Medical Laser Systems - 0.7%
	Cynosure, Inc. Cl. A*	23,510	465,968

	Medical Products - 2.4%
	Exactech, Inc.*	25,600	658,176
	Synovis Life Technologies, Inc.*	42,860	807,054
			1,465,230
	Medical-Biomedical/Genetics - 3.5%
	CryoLife, Inc.*	66,900	765,336
	Omrix Biopharmaceuticals, Inc.*	19,100	300,634
	RTI Biologics, Inc.*	73,121	639,809
	Seattle Genetics, Inc.##, *	55,200	466,992
			2,172,771
	Medical-Nursing Homes - 0.9%
	Sun Healthcare Group, Inc.*	43,000	575,770

	Metal Processors & Fabrication - 0.7%
	CIRCOR International, Inc.	9,140	447,769

	MRI/Medical Diagnostic Imaging Centers - 1.3%
	Alliance Imaging, Inc.##, *	57,600	499,392
	RadNet, Inc.##, *	53,000	328,600
			827,992
	Networking Products - 0.9%
	Switch & Data Facilities Co., Inc.*	33,100	562,369

	Oil Companies-Exploration & Production - 4.1%
	Gasco Energy, Inc.##, *	136,100	564,815
	GMX Resources, Inc.##, *	12,800	948,480
	NGAS Resources, Inc.##, *	55,700	516,896
	RAM Energy Resources, Inc.##, *	79,700	502,110
			2,532,301
	Oil Field Machinery & Equipment - 4.1%
	Bolt Technology Corp.##, *	20,035	452,190
	Mitcham Industries, Inc.*	30,300	517,524
	Natural Gas Services Group, Inc.*	15,800	481,584
	T-3 Energy Services, Inc.*	14,200	1,128,474
			2,579,772
	Oil-Field Services - 1.8%
	Boots & Coots International Control, Inc.*	201,300	479,094
	Matrix Service Co.*	26,740	616,624
			1,095,718
	Patient Monitoring Equipment - 0.9%
	CardioNet, Inc.*	21,500	572,545

	Power Conversion/Supply Equipment - 1.3%
	Powell Industries, Inc.*	16,100	811,601

	Private Corrections - 1.2%
	Cornell Cos., Inc.*	31,200	752,232

	Property/Casualty Insurance - 0.5%
	Meadowbrook Insurance Group	52,900	280,370

	Recycling - 1.2%
	Metalico, Inc.##, *	42,810	750,031

	Research & Development - 1.9%
	Exponent, Inc.*	21,900	687,879
	Kendle International, Inc.##, *	13,300	483,189
			1,171,068
	Retail-Apparel/Shoe - 4.8%
	Cache, Inc.*	38,600	413,020
	Charlotte Russe Holding, Inc.*	22,463	398,943
	HOT Topic, Inc.*	74,400	402,504
	JoS. A Bank Clothiers, Inc.##, *	21,500	575,125
	New York & Co., Inc.*	60,800	555,104
	The Wet Seal, Inc. Cl. A*	133,800	638,226
			2,982,922
	Retail-Computer Equipment - 0.9%
	PC Mall, Inc.*	43,300	587,148

	Retail-Discount - 0.8%
	Citi Trends, Inc.*	20,900	473,594

	Retail-Miscellaneous/Diversified - 1.6%
	Titan Machinery, Inc.*	31,100	974,052

	Retail-Restaurants - 0.9%
	Buffalo Wild Wings, Inc.##, *	14,200	352,586
	Red Robin Gourmet Burgers, Inc.##, *	8,200	227,468
			580,054
	Retail-Sporting Goods - 0.6%
	Zumiez, Inc.##, *	23,300	386,314

	Savings & Loans/Thrifts-Eastern US - 1.4%
	Flushing Financial Corp.	24,200	458,590
	OceanFirst Financial Corp.	23,900	431,395
			889,985
	Schools - 0.6%
	Capella Education Co.*	6,100	363,865

	Seismic Data Collection - 1.0%
	Dawson Geophysical Co.*	9,940	591,032

	Semiconductor Components-Integrated Circuits - 1.9%
	O2Micro International, Ltd. - ADR*	57,370	381,510
	Pericom Semiconductor Corp.*	25,700	381,388
	Techwell, Inc.*	34,500	425,040
			1,187,938
	Semiconductor Equipment - 1.2%
	Amtech Systems, Inc.*	39,400	423,156
	Ultratech, Inc.*	22,100	342,992
			766,148
	Textile-Apparel - 0.9%
	Perry Ellis International, Inc.*	25,000	530,500

	Transport-Marine - 0.8%
	Paragon Shipping, Inc. Cl. A	30,700	515,453

	Transport-Services - 0.6%
	Pacer International, Inc.	16,200	348,462

	Transport-Truck - 0.5%
	Saia, Inc.*	29,000	316,680

	Veterinary Diagnostics - 0.8%
	Neogen Corp.*	21,400	489,846

	Vitamins & Nutrition Products - 0.7%
	Omega Protein Corp.*	30,700	458,965

	Wire & Cable Products - 0.8%
	Fushi Copperweld, Inc.*	19,700	467,481

	Wireless Equipment - 0.5%
	Globecomm Systems, Inc.*	38,250	315,945

	TOTAL COMMON STOCK
	(Cost: $56,960,055)		60,630,506
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 23.3%
	Repurchase Agreement - 19.9%
	Deutsche Bank Securities, 1.750% dated 06/30/08,
	to be repurchased at $12,372,732 on 07/01/08
	(collateralized by various U.S. Treasury obligations
	with an interest rate of 0.000% and a maturity date
	range of 02/15/10-11/15/27)**	$12,372,139	$12,372,139

	Time Deposit - 3.4%
	Bank of America London
	1.600%, 07/01/08	2,130,867	2,130,867

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $14,503,006)		14,503,006

	TOTAL INVESTMENTS - 120.6%
	(Cost: $71,463,061)		75,133,512
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.6%)		(12,811,533)
	NET ASSETS - 100.0%		$62,321,979

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
ADR	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. EMERGING GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.3%
	Advertising Services - 0.7%
	inVentiv Health, Inc. *	2,600	$72,254

	Aerospace/Defense-Equipment - 1.9%
	Curtiss-Wright Corp.	1,200	53,688
	Moog, Inc. Cl. A*	1,600	59,584
	Orbital Sciences Corp.*	3,900	91,884
			205,156
	Alternative Waste Tech - 0.8%
	Darling International, Inc. *	5,300	87,556

	Apparel Manufacturers - 1.1%
	G-III Apparel Group, Ltd.*	4,700	57,998
	Jones Apparel Group, Inc.	4,400	60,500
			118,498
	Audio/Video Products - 0.7%
	Polycom, Inc.*	3,000	73,080

	Auto/Truck Parts & Equipment-Original - 0.8%
	Titan International, Inc.	2,400	85,488

	Batteries/Battery Systems - 1.1%
	EnerSys*	3,500	119,805

	Beverages-Wine/Spirits - 1.0%
	Central European Distribution Corp.*	1,500	111,225

	Broadcast Services/Programming - 0.5%
	DG FastChannel, Inc.*	3,500	60,375

	Casino Services - 0.5%
	Bally Technologies, Inc.*	1,600	54,080

	Chemicals-Diversified - 0.5%
	Olin Corp.	2,300	60,214

	Chemicals-Plastics - 0.3%
	Metabolix, Inc.##, *	3,700	36,260

	Coal - 3.4%
	Alpha Natural Resources, Inc.*	900	93,861
	Foundation Coal Holdings, Inc.	900	79,722
	James River Coal Co.*	1,400	82,166
	Walter Industries, Inc.	1,100	119,647
			375,396
	Coffee - 0.8%
	Green Mountain Coffee Roasters, Inc.*	2,300	86,411

	Commercial Banks-Western US - 0.7%
	SVB Financial Group*	1,500	72,165

	Commercial Services - 1.9%
	Healthcare Services Group	3,400	51,714
	Team, Inc.*	2,600	89,232
	TeleTech Holdings, Inc.*	3,300	65,868
			206,814
	Commercial Services-Finance - 0.7%
	TNS, Inc.*	3,300	79,068

	Computer Software - 0.8%
	Double-Take Software, Inc.*	6,100	83,814

	Computers-Integrated Systems - 0.6%
	Micros Systems, Inc.*	2,300	70,127

	Consulting Services - 2.1%
	FTI Consulting, Inc.*	900	61,614
	Gartner, Inc. Cl. A*	3,500	72,520
	Watson Wyatt Worldwide, Inc. Cl. A	1,900	100,491
			234,625
	Consumer Products-Miscellaneous - 1.3%
	Central Garden & Pet Co.*	7,400	33,670
	Jarden Corp.*	3,200	58,368
	Tupperware Brands Corp.	1,500	51,330
			143,368
	Cosmetics & Toiletries - 0.5%
	Elizabeth Arden, Inc.*	3,600	54,648

	Data Processing/Management - 0.3%
	FalconStor Software, Inc.*	4,300	30,444

	Distribution/Wholesale - 0.4%
	Fossil, Inc.*	1,700	49,419

	Electronic Components-Semiconductors - 4.4%
	Renesola, Ltd. - ADR##, *	4,800	83,040
	Advanced Analogic Technologies, Inc.*	9,700	40,061
	Monolithic Power Systems, Inc.*	4,200	90,804
	ON Semiconductor Corp.*	11,500	105,455
	PMC - Sierra, Inc.*	14,200	108,630
	Semtech Corp.*	4,400	61,908
			489,898
	Electronic Measure Instruments - 0.7%
	Itron, Inc.##, *	800	78,680

	E-Marketing/Information - 0.3%
	Valueclick, Inc.*	2,400	36,360

	Energy-Alternate Sources - 1.9%
	Canadian Solar, Inc.*	2,400	96,456
	Yingli Green Energy Holding Co., Ltd. - ADR##, *	2,800	44,576
	Energy Conversion Devices, Inc.*	900	66,276
			207,308
	Engineering/R & D Services - 0.6%
	EMCOR Group, Inc.*	2,300	65,619

	Enterprise Software/Services - 2.4%
	Concur Technologies, Inc.*	2,400	79,752
	Lawson Software, Inc.##, *	9,800	71,246
	Mantech International Corp. Cl. A*	1,800	86,616
	PROS Holdings, Inc.*	2,800	31,444
			269,058
	Finance-Investment Bankers/Brokers - 1.6%
	Knight Capital Group, Inc. Cl. A*	4,100	73,718
	Raymond James Financial, Inc.	1,400	36,946
	SWS Group, Inc. ##	3,900	64,779
			175,443
	Food-Wholesale/Distribution - 0.7%
	Spartan Stores, Inc.	3,400	78,200

	Footwear & Related Apparel - 0.8%
	CROCS Inc.##, *	4,300	34,443
	Skechers U.S.A., Inc. Cl. A*	2,700	53,352
			87,795
	Hazardous Waste Disposal - 0.6%
	American Ecology Corp.	600	17,718
	EnergySolutions, Inc.	2,200	49,170
			66,888
	Industrial Automation/Robotics - 0.5%
	Cognex Corp.	2,200	50,710

	Instruments-Scientific - 0.6%
	OYO Geospace Corp.*	1,200	70,728

	Internet Applications Software - 1.7%
	Cybersource Corp.*	4,100	68,593
	eResearchTechnology, Inc.*	6,800	118,592
			187,185
	Machinery-General Industry - 3.3%
	Altra Holdings, Inc.*	4,500	75,645
	Chart Industries, Inc.*	1,900	92,416
	DXP Enterprises, Inc.*	2,100	87,444
	Robbins & Myers, Inc.	2,100	104,727
			360,232
	Medical Instruments - 1.8%
	Arthrocare Corp.##, *	1,200	48,972
	Natus Medical, Inc.*	3,800	79,572
	NuVasive, Inc.*	1,600	71,456
			200,000
	Medical Labs & Testing Services - 0.7%
	Icon PLC - ADR*	1,000	75,520

	Medical Laser Systems - 0.5%
	Cynosure, Inc. Cl. A*	3,000	59,460

	Medical Products - 2.2%
	China Medical Technologies, Inc. - ADR##	1,800	88,920
	Haemonetics Corp.*	1,300	72,098
	Wright Medical Group, Inc.*	2,700	76,707
			237,725
	Medical-Biomedical/Genetics - 2.1%
	Alexion Pharmaceuticals, Inc.##, *	1,500	108,750
	Regeneron Pharmaceuticals, Inc.*	2,600	37,544
	Savient Pharmaceuticals, Inc.*	3,200	80,960
			227,254
	Medical-Nursing Homes - 0.6%
	Sun Healthcare Group, Inc.*	4,600	61,594

	Metal Processors & Fabrication - 0.5%
	CIRCOR International, Inc.	1,100	53,889

	Oil Companies-Exploration & Production - 7.9%
	Energy XXI Bermuda, Ltd.*	13,300	92,036
	Atlas Energy Resources LLC	1,800	68,670
	Carrizo Oil & Gas, Inc.*	1,100	74,899
	EXCO Resources, Inc.*	2,700	99,657
	GMX Resources, Inc.*	1,600	118,560
	Penn Virginia Corp.	1,800	135,756
	PetroHawk Energy Corp.*	2,300	106,513
	Venoco, Inc.*	3,800	88,198
	Warren Resources, Inc.*	6,000	88,080
			872,369
	Oil Field Machinery & Equipment - 1.8%
	Lufkin Industries, Inc.	900	74,952
	T-3 Energy Services, Inc.*	1,600	127,152
			202,104
	Oil-Field Services - 4.9%
	Willbros Group, Inc.*	2,300	100,763
	Cal Dive International, Inc.*	6,900	98,601
	Hercules Offshore, Inc.##, *	2,600	98,852
	Hornbeck Offshore Services, Inc.*	1,400	79,114
	Matrix Service Co.*	3,400	78,404
	Tetra Technologies, Inc.*	3,700	87,727
			543,461
	Pharmacy Services - 0.8%
	HealthExtras, Inc.*	3,000	90,420

	Power Conversion/Supply Equipment - 0.6%
	Powell Industries, Inc.*	1,200	60,492

	Private Corrections - 1.5%
	Cornell Cos., Inc.*	3,900	94,029
	The Geo Group, Inc.*	3,200	72,000
			166,029
	Property/Casualty Insurance - 1.5%
	Amtrust Financial Services, Inc.*	3,900	49,140
	Navigators Group, Inc.*	1,300	70,265
	Tower Group, Inc.	2,100	44,499
			163,904
	Recycling - 0.7%
	Metalico, Inc.*	4,400	77,088

	Research & Development - 1.0%
	Kendle International, Inc.##, *	1,400	50,862
	Parexel International Corp.*	2,300	60,513
			111,375
	Retail-Apparel/Shoe - 5.2%
	Aeropostale, Inc.*	2,000	62,660
	AnnTaylor Stores Corp.*	2,300	55,108
	Bebe Stores, Inc.	6,000	57,660
	Brown Shoe Co., Inc.	4,800	65,040
	Charlotte Russe Holding, Inc.*	2,467	43,814
	Dress Barn, Inc.*	4,200	56,196
	JoS. A Bank Clothiers, Inc.##, *	3,000	80,250
	Men's Wearhouse, Inc.##	3,200	52,128
	Phillips-Van Heusen Corp.	1,300	47,606
	Tween Brands*	3,100	51,026
			571,488
	Retail-Miscellaneous/Diversified - 0.5%
	Pricesmart, Inc.	2,700	53,406

	Retail-Restaurants - 1.3%
	Buffalo Wild Wings, Inc.##, *	2,200	54,626
	CBRL Group, Inc.	1,900	46,569
	Red Robin Gourmet Burgers, Inc.##, *	1,400	38,836
			140,031
	Retail-Sporting Goods - 0.4%
	Zumiez, Inc.*	2,900	48,082

	Schools - 0.9%
	Capella Education Co.*	1,100	65,615
	DeVry, Inc.	600	32,172
			97,787
	Seismic Data Collection - 0.7%
	ION Geophysical Corp.*	4,500	78,525

	Semiconductor Components-Integrated Circuits - 1.8%
	O2Micro International, Ltd. - ADR*	7,500	49,875
	Pericom Semiconductor Corp.*	5,600	83,104
	Triquint Semiconductor, Inc.*	11,600	70,296
			203,275
	Semiconductor Equipment - 0.6%
	Teradyne, Inc.*	5,500	60,885

	Telecommunications Equipment - 0.5%
	Arris Group, Inc.*	6,400	54,080

	Telecommunications Equipment Fiber Optics - 1.1%
	IPG Photonics Corp.*	3,700	69,597
	JDS Uniphase Corp.*	4,300	48,848
			118,445
	Telecommunications Services - 1.6%
	NTELOS Holdings Corp.	3,600	91,332
	Premiere Global Services, Inc.*	5,500	80,190
			171,522
	Textile-Apparel - 0.5%
	Perry Ellis International, Inc.*	2,400	50,928

	Therapeutics - 0.5%
	Alnylam Pharmaceuticals, Inc.*	2,100	56,133

	Transport-Air Freight - 0.6%
	Atlas Air Worldwide Holdings, Inc.*	1,300	64,298

	Transport-Equipment & Leasing - 1.0%
	GATX Corp.	1,200	53,196
	TAL International Group, Inc.*	2,600	59,124
			112,320
	Transport-Marine - 2.1%
	DryShips, Inc.	1,100	88,198
	Gulfmark Offshore, Inc.*	1,200	69,816
	Star Bulk Carriers Corp.	6,200	73,098
			231,112
	Transport-Rail - 0.6%
	Genesee & Wyoming, Inc. Cl. A*	2,100	71,442

	Transport-Services - 0.5%
	Pacer International, Inc.	2,700	58,077

	Transport-Truck - 0.9%
	Con-way, Inc.	1,300	61,438
	Saia, Inc.*	3,000	32,760
			94,198
	Ultra Sound Imaging Systems - 0.5%
	SonoSite, Inc.*	2,100	58,821

	Vitamins & Nutrition Products - 1.7%
	Herbalife, Ltd.	1,400	54,250
	NBTY, Inc.*	2,100	67,326
	Omega Protein Corp.*	4,700	70,265
			191,841
	Wire & Cable Products - 0.8%
	Fushi Copperweld, Inc.##, *	3,800	90,174

	X-Ray Equipment - 0.4%
	Hologic, Inc.*	2,200	47,960

	TOTAL COMMON STOCK
	(Cost: $10,212,967)		10,721,908
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 11.9%
	Money Market Funds - 8.8%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$966,235	$966,235

	Time Deposit - 3.1%
	Wells Fargo - Grand Cayman
	1.600%, 07/01/08	346,379	346,379

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,312,613)		1,312,614

	TOTAL INVESTMENTS - 109.2%
	(Cost: $11,525,580)		12,034,522
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2%)		(1,014,718)
	NET ASSETS - 100.0%		$11,019,804

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
ADR	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. ULTRA MICRO CAP FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.5%
	Agricultural Biotechnology - 0.9%
	Strategic Diagnostics, Inc.*	3,786	$13,781

	Air Pollution Control Equipment - 1.0%
	Met-Pro Corp.	1,200	16,020

	Apparel Manufacturers - 1.1%
	G-III Apparel Group, Ltd.*	1,423	17,560

	Applications Software - 1.6%
	Ebix, Inc.*	320	24,870

	Broadcast Services/Programming - 1.0%
	DG FastChannel, Inc.*	933	16,094

	Chemicals-Specialty - 1.4%
	American Pacific Corp.*	1,302	22,446

	Computer Services - 1.0%
	Furmanite Corp.*	1,960	15,641

	Computer Software - 1.3%
	Double-Take Software, Inc.*	1,486	20,418

	Computers-Integrated Systems - 2.7%
	Adept Technology, Inc.*	1,400	13,678
	NCI, Inc. Cl. A*	1,280	29,286
			42,964
	Computers-Memory Devices - 1.0%
	Voltaire, Ltd.*	3,100	15,407

	Computers-Peripheral Equipment - 1.4%
	Transact Technologies, Inc.*	2,774	22,969

	Data Processing/Management - 1.5%
	Versant Corp.*	945	24,750

	Decision Support Software - 1.0%
	GSE Systems, Inc.*	1,778	15,842

	Diversified Manufacturing Operations - 1.1%
	GP Strategies Corp.*	1,766	17,748

	Electric Products-Miscellaneous - 2.1%
	Graham Corp.	260	19,269
	Harbin Electric, Inc.*	1,028	14,608
			33,877
	Electronic Components-Miscellaneous - 1.0%
	Chyron International Corp.*	2,800	16,464

	Electronic Components-Semiconductors - 1.4%
	Advanced Analogic Technologies, Inc. *	2,448	10,110
	Ceva, Inc.*	1,588	12,656
			22,766
	Electronic Security Devices - 1.2%
	Digital Ally, Inc.*	2,280	19,426

	Filtration/Separate Products - 1.5%
	Peerless Manufacturing Co.*	500	23,435

	Food-Miscellaneous/Diversified - 2.4%
	Calavo Growers, Inc.*	867	10,621
	Overhill Farms, Inc.*	4,014	27,897
			38,518
	Hazardous Waste Disposal - 0.8%
	Heritage-Crystal Clean, Inc.*	934	12,422

	Heart Monitors - 0.9%
	Cardiac Science Corp.*	1,707	13,997

	Human Resources - 1.2%
	On Assignment, Inc.*	2,427	19,465

	Instruments-Controls - 0.7%
	Spectrum Control, Inc.*	1,345	11,029

	Insurance Brokers - 0.8%
	Life Partners Holdings, Inc.	659	13,167

	Internet Content-Info/News - 1.1%
	A.D.A.M., Inc.*	2,391	17,801

	Machinery Tools & Related Products - 1.1%
	K-Tron International, Inc.*	138	17,885

	Machinery-General Industry - 1.4%
	DXP Enterprises, Inc.*	550	22,902

	Machinery-Material Handling - 1.6%
	Key Technology, Inc.*	801	25,480

	Medical Imaging Systems - 1.3%
	IRIS International, Inc.*	1,374	21,503

	Medical Instruments - 2.3%
	AtriCure, Inc.*	1,444	15,581
	SenoRx, Inc.*	2,669	20,605
			36,186
	Medical Labs &Testing Services - 0.9%
	Bio-Imaging Technologies, Inc.*	2,027	15,000

	Medical Laser Systems - 0.8%
	Cynosure, Inc. Cl. A*	645	12,784

	Medical Products - 7.0%
	Alphatec Holdings, Inc.*	2,968	12,109
	Atrion Corp.	197	18,877
	Exactech, Inc.*	1,071	27,535
	Synovis Life Technologies, Inc.*	1,093	20,581
	Vnus Medical Technologies, Inc.*	1,694	33,897
			112,999
	Medical-Biomedical/Genetics - 2.5%
	CryoLife, Inc.*	2,029	23,212
	RTI Biologics, Inc.*	1,885	16,494
			39,706
	Metal Processors & Fabrication - 1.4%
	NN, Inc.	1,570	21,886

	Miscellaneous Manufacturing - 1.1%
	Spire Corp.*	1,400	17,472

	MRI/Medical Diagnostic Imaging Centers - 0.8%
	RadNet, Inc.*	2,001	12,406

	Oil Companies-Exploration & Production - 5.5%
	Cano Petroleum, Inc.*	2,766	21,962
	Double Eagle Petroleum Co.*	1,144	20,855
	Evolution Petroleum Corp.*	3,621	21,943
	NGAS Resources, Inc.*	2,500	23,200
			87,960
	Oil Field Machinery & Equipment - 2.3%
	Bolt Technology Corp.*	730	16,476
	Mitcham Industries, Inc.*	1,168	19,949
			36,425
	Oil-Field Services - 1.5%
	Boots & Coots International Control, Inc.*	9,802	23,329

	Patient Monitoring Equipment - 0.9%
	Somanetics Corp.*	700	14,840

	Power Conversion/Supply Equipment - 1.5%
	C&D Technologies, Inc.*	2,918	24,686

	Private Corrections - 1.6%
	Cornell Cos., Inc.*	1,096	26,425

	Recycling - 1.0%
	Metalico, Inc.*	954	16,714

	Research & Development - 1.0%
	Exponent, Inc.*	493	15,485

	Retail-Apparel/Shoe - 4.6%
	Cache, Inc.*	1,423	15,226
	HOT Topic, Inc.*	3,734	20,201
	Shoe Carnival, Inc.*	1,198	14,124
	The Wet Seal, Inc. Cl. A*	5,054	24,108
			73,659
	Retail-Automobile - 1.3%
	America's Car-Mart, Inc.*	1,168	20,931

	Retail-Computer Equipment - 1.2%
	PC Mall, Inc.*	1,370	18,577

	Retail-Discount - 1.4%
	Citi Trends, Inc.*	1,001	22,683

	Retail-Drug Store - 1.0%
	Allion Healthcare, Inc.*	2,800	15,960

	Retail-Miscellaneous/Diversified - 2.0%
	Titan Machinery, Inc.*	1,019	31,915

	Retail-Restaurants - 1.8%
	AFC Enterprises, Inc.*	1,583	12,648
	Einstein Noah Restaurant Group, Inc.*	1,493	16,527
			29,175
	Savings & Loans/Thrifts-Eastern US - 2.1%
	OceanFirst Financial Corp.	1,054	19,025
	United Financial Bancorp, Inc.	1,300	14,521
			33,546
	Schools - 1.0%
	Learning Tree International, Inc.	978	16,724

	Semiconductor Components-Integrated Circuits - 1.1%
	Techwell, Inc.*	1,387	17,088

	Semiconductor Equipment - 1.8%
	Amtech Systems, Inc.*	1,372	14,735
	Ultratech, Inc.*	960	14,899
			29,634
	Textile-Apparel - 1.3%
	Perry Ellis International, Inc.*	1,001	21,241

	Transactional Software - 1.2%
	Yucheng Technologies, Ltd.*	1,750	19,582

	Transport-Marine - 1.2%
	CAI International, Inc.*	1,100	19,140

	Transport-Truck - 1.7%
	Celadon Group, Inc.*	1,536	15,345
	Saia, Inc.*	1,118	12,209
			27,554
	Vitamins & Nutrition Products - 1.3%
	Omega Protein Corp.*	1,368	20,452

	Wireless Equipment - 0.9%
	Globecomm Systems, Inc.*	1,671	13,802

	TOTAL COMMON STOCK
	(Cost: $1,503,293)		1,562,613

	TOTAL INVESTMENTS - 97.5%
	(Cost: $1,503,293)		1,562,613
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		40,782
	NET ASSETS - 100.0%		$1,603,395

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 98.4%
	Aerospace/Defense - 0.7%
	Lockheed Martin Corp.	800	$78,928

	Agricultural Chemicals - 2.5%
	Monsanto Co.	2,100	265,524

	Apparel Manufacturers - 1.4%
	VF Corp.	2,100	149,478

	Applications Software - 4.7%
	Microsoft Corp.	18,100	497,931

	Athletic Footwear - 1.0%
	Nike, Inc. Cl. B	1,800	107,298

	Beverages-non-Alcoholic - 1.3%
	The Coca-Cola Co.	2,700	140,346

	Building-Residential/Commercial - 0.8%
	Pulte Homes, Inc.	8,600	82,818

	Cable TV - 0.9%
	DISH Network Corp. Cl. A*	3,300	96,624

	Chemicals-Diversified - 1.5%
	Celanese Corp. Cl. A	3,400	155,244

	Coal - 0.8%
	Foundation Coal Holdings, Inc.	1,000	88,580

	Computers - 7.5%
	Apple, Inc.*	800	133,952
	Hewlett-Packard Co.	7,800	344,838
	International Business Machines Corp.	2,700	320,031
			798,821
	Computers-Integrated Systems - 0.8%
	NCR Corp.*	3,200	80,640

	Computers-Memory Devices - 0.7%
	Western Digital Corp.*	2,200	75,966

	Cosmetics & Toiletries - 1.1%
	Procter & Gamble Co.	1,875	114,019

	Diversified Manufacturing Operations - 1.5%
	Tyco International, Ltd.	3,900	156,156

	Electronic Components-Miscellaneous - 1.1%
	Tyco Electronics, Ltd.	3,400	121,788

	Electronic Components-Semiconductors - 4.7%
	Intel Corp.	19,200	412,416
	MEMC Electronic Materials, Inc.*	1,400	86,156
			498,572
	Electronics-Military - 0.9%
	L-3 Communications Holdings, Inc.	1,000	90,870

	Energy-Alternate Sources - 0.8%
	First Solar, Inc.*	300	81,846

	Engineering/R & D Services - 1.9%
	Fluor Corp.	800	148,864
	The Shaw Group, Inc.*	900	55,611
			204,475
	Engines-Internal Combust - 1.3%
	Cummins, Inc.	2,100	137,592

	Enterprise Software/Services - 2.3%
	BMC Software, Inc.*	1,600	57,600
	Oracle Corp.*	8,900	186,900
			244,500
	Internet Security - 1.1%
	Symantec Corp.*	6,200	119,970

	Linen Supply & Related Items - 1.0%
	Cintas Corp.*	4,200	111,342

	Medical Instruments - 2.5%
	Boston Scientific Corp.*	8,200	100,778
	Medtronic, Inc.	3,300	170,775
			271,553
	Medical Products - 1.4%
	Johnson & Johnson	2,400	154,416

	Medical-Biomedical/Genetics - 1.6%
	Amgen, Inc.*	3,700	174,492

	Medical-Drugs - 5.3%
	Abbott Laboratories	4,000	211,880
	Forest Laboratories, Inc.*	5,600	194,544
	Merck & Co., Inc.	2,800	105,532
	Wyeth	1,200	57,552
			569,508
	Medical-HMO - 1.0%
	Aetna, Inc.*	2,500	101,325

	Metal-Diversified - 2.5%
	Freeport-McMoRan Copper & Gold, Inc.	2,300	269,537

	Metal-Iron - 0.6%
	Cleveland Cliffs, Inc.	500	59,595

	Networking Products - 3.9%
	Cisco Systems, Inc.*	18,100	421,006

	Office Automation & Equipment - 1.0%
	Pitney Bowes, Inc.	3,100	105,710

	Oil & Gas Drilling - 4.4%
	Diamond Offshore Drilling, Inc.	1,900	264,366
	ENSCO International, Inc.	2,600	209,924
			474,290
	Oil Companies-Exploration & Production - 3.6%
	Apache Corp.	800	111,200
	Occidental Petroleum Corp.	1,600	143,776
	Southwestern Energy Co.*	2,600	123,786
			378,762
	Oil Companies-Integrated - 3.1%
	Exxon Mobil Corp.	3,000	264,390
	Hess Corp.	500	63,095
			327,485
	Oil Field Machinery & Equipment - 2.2%
	National Oilwell Varco, Inc.*	2,600	230,672

	Pharmacy Services - 2.1%
	Omnicare, Inc.	4,100	107,502
	Medco Health Solutions, Inc.*	2,500	118,000
			225,502
	Retail-Apparel/Shoe - 1.0%
	Ross Stores, Inc.	3,100	110,112

	Retail-Computer Equipment - 1.1%
	GameStop Corp. Cl. A*	2,900	117,160

	Retail-Discount - 4.2%
	Dollar Tree, Inc.*	3,500	114,415
	Wal-Mart Stores, Inc.	5,900	331,580
			445,995
	Retail-Restaurants - 1.4%
	McDonald's Corp.	2,700	151,794

	Semiconductor Components-Integrated Circuits - 0.7%
	Integrated Device Technology, Inc.*	7,600	75,544

	Semiconductor Equipment - 1.0%
	Applied Materials, Inc.	5,600	106,904

	Super-Regional Banks-US - 0.5%
	Capital One Financial Corp.	1,500	57,015

	Telephone-Integrated - 0.9%
	Verizon Communications, Inc.	2,700	95,580

	Television - 1.6%
	CBS Corp. Cl. B	8,800	171,512

	Tobacco - 3.5%
	Altria Group, Inc.	8,900	182,984
	Philip Morris International, Inc.	3,900	192,621
			375,605
	Transport-Rail - 2.1%
	CSX Corp.	3,500	219,835

	Vitamins & Nutrition Products - 0.4%
	Herbalife, Ltd.	1,100	42,625

	Web Portals/ISP - 1.5%
	Google, Inc. Cl. A*	300	157,926

	Wireless Equipment - 1.0%
	Qualcomm, Inc.	2,400	106,488

	TOTAL COMMON STOCK
	(Cost: $9,540,742)		10,497,276
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 2.6%
	Time Deposit - 2.6%
	Wells Fargo Bank - GC
	1.600%, 07/01/08
	(Cost: $282,044)	$282,044	$282,044

	TOTAL INVESTMENTS - 101.0%
	(Cost: $9,822,786)		10,779,320
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%)		(107,793)
	NET ASSETS - 100.0%		$10,671,527

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. SMALL TO MID CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 96.4%
	Aerospace/Defense-Equipment - 0.8%
	Orbital Sciences Corp.*	1,800	$42,408

	Agricultural Chemicals - 0.9%
	CF Industries Holdings, Inc.	300	45,840

	Alternative Waste Tech - 0.9%
	Darling International, Inc.*	2,800	46,256

	Apparel Manufacturers - 0.8%
	Volcom, Inc.*	1,700	40,681

	Applications Software - 0.6%
	Salesforce.com, Inc. *	500	34,115

	Auto/Truck Parts & Equipment-Original - 2.3%
	BorgWarner, Inc.	700	31,066
	Titan International, Inc.	1,200	42,744
	WABCO Holdings, Inc.	1,000	46,460
			120,270
	B2B/E-Commerce - 0.8%
	Ariba, Inc.*	2,900	42,659

	Batteries/Battery Systems - 1.0%
	EnerSys*	1,600	54,768

	Beverages-Wine/Spirits - 1.0%
	Central European Distribution Corp.*	700	51,905

	Chemicals-Diversified - 2.7%
	Celanese Corp. Cl. A	1,100	50,226
	FMC Corp.	700	54,208
	Rockwood Holdings, Inc.*	1,100	38,280
			142,714
	Chemicals-Specialty - 0.7%
	Ecolab, Inc.	900	38,691

	Coal - 3.0%
	Alpha Natural Resources, Inc.*	500	52,145
	Foundation Coal Holdings, Inc.	600	53,148
	Walter Industries, Inc.	500	54,385
			159,678
	Coffee - 0.6%
	Green Mountain Coffee Roasters, Inc.*	900	33,813

	Commercial Banks-Western US - 0.8%
	SVB Financial Group*	900	43,299

	Commercial Services - 1.8%
	Quanta Services, Inc.*	1,600	53,232
	TeleTech Holdings, Inc.*	2,100	41,916
			95,148
	Computers-Integrated Systems - 1.6%
	Micros Systems, Inc.*	1,400	42,686
	NCR Corp.*	1,600	40,320
			83,006
	Consulting Services - 2.7%
	FTI Consulting, Inc.*	600	41,076
	Gartner, Inc. Cl. A*	2,100	43,512
	Watson Wyatt Worldwide, Inc. Cl. A	1,100	58,179
			142,767
	Consumer Products-Miscellaneous - 0.5%
	Tupperware Brands Corp.	800	27,376

	Containers-Metal/Glass - 0.7%
	Owens-Illinois, Inc.*	900	37,521

	Data Processing/Management - 0.3%
	FalconStor Software, Inc.*	2,100	14,868

	Distribution/Wholesale - 0.9%
	Fossil, Inc.*	1,600	46,512

	Diversified Manufacturing Operations - 2.5%
	Harsco Corp.	800	43,528
	SPX Corp.	400	52,692
	The Brink's Co.	600	39,252
			135,472
	E-Commerce/Services - 0.4%
	priceline.com, Inc.*	200	23,092

	Electronic Components-Semiconductors - 3.9%
	Renesola, Ltd.*	1,700	29,410
	LSI Logic Corp.*	6,100	37,454
	Monolithic Power Systems, Inc.*	1,800	38,916
	ON Semiconductor Corp.*	6,100	55,937
	PMC - Sierra, Inc.*	6,100	46,665
			208,382
	Electronic Measure Instruments - 1.4%
	Itron, Inc.*	400	39,340
	Trimble Navigation, Ltd.*	1,000	35,700
			75,040
	Energy-Alternate Sources - 2.0%
	Canadian Solar, Inc.*	1,000	40,190
	JA Solar Holdings Co., Ltd. - ADR*	1,700	28,645
	Suntech Power Holdings Co., Ltd. - ADR*	1,000	37,460
			106,295
	Engineering/R & D Services - 1.4%
	Foster Wheeler, Ltd.*	500	36,575
	Stanley, Inc.*	1,200	40,224
			76,799
	Enterprise Software/Services - 0.7%
	Concur Technologies, Inc.*	1,200	39,876

	Finance-Investment Bankers/Brokers - 0.4%
	Raymond James Financial, Inc.	900	23,751

	Finance-Other Services - 0.5%
	The Nasdaq OMX Group*	1,100	29,205

	Food-Wholesale/Distribution - 0.9%
	Spartan Stores, Inc.	2,000	46,000

	Industrial Gases - 0.8%
	Airgas, Inc.	700	40,873

	Instruments-Controls - 0.9%
	Mettler Toledo International, Inc.*	500	47,430

	Internet Applications Software - 2.1%
	eResearchTechnology, Inc.*	3,700	64,528
	Vocus, Inc.*	1,500	48,255
			112,783
	Intimate Apparel - 0.7%
	The Warnaco Group, Inc.*	900	39,663

	Machinery-General Industry - 3.3%
	Chart Industries, Inc.*	1,000	48,640
	Robbins & Myers, Inc.	1,200	59,844
	Roper Industries, Inc.	500	32,940
	The Manitowoc Co., Inc.	1,000	32,530
			173,954
	Machinery-Pumps - 1.0%
	Flowserve Corp.	400	54,680

	Medical Instruments - 2.5%
	Arthrocare Corp.*	700	28,567
	Intuitive Surgical, Inc.*	200	53,880
	NuVasive, Inc.*	1,100	49,126
			131,573
	Medical Labs &Testing Services - 0.9%
	Icon PLC - ADR*	600	45,312

	Medical Laser Systems - 0.6%
	Cynosure, Inc. Cl. A*	1,500	29,730

	Medical Products - 2.6%
	China Medical Technologies, Inc. - ADR	1,000	49,400
	Haemonetics Corp.*	700	38,822
	Wright Medical Group, Inc.*	1,700	48,297
			136,519
	Medical-Biomedical/Genetics - 2.3%
	Qiagen NV*	2,200	44,286
	Alexion Pharmaceuticals, Inc.*	600	43,500
	Savient Pharmaceuticals, Inc.*	1,400	35,420
			123,206
	Medical-Nursing Homes - 0.6%
	Sun Healthcare Group, Inc.*	2,500	33,475

	Oil & Gas Drilling - 0.9%
	Atwood Oceanics, Inc.*	400	49,736

	Oil Companies-Exploration & Production - 4.7%
	Carrizo Oil & Gas, Inc.*	500	34,045
	Comstock Resources, Inc.*	500	42,215
	Penn Virginia Corp.	900	67,878
	PetroHawk Energy Corp.*	1,200	55,572
	Plains Exploration & Production Co.*	700	51,079
			250,789
	Oil Field Machinery & Equipment - 1.0%
	T-3 Energy Services, Inc.*	700	55,629

	Oil-Field Services - 4.5%
	Willbros Group, Inc.*	1,300	56,953
	Helix Energy Solutions Group, Inc.*	1,100	45,804
	Hercules Offshore, Inc.*	1,200	45,624
	Hornbeck Offshore Services, Inc.*	800	45,208
	Superior Energy Services*	800	44,112
			237,701
	Pharmacy Services - 0.8%
	HealthExtras, Inc.*	1,400	42,196

	Private Corrections - 1.1%
	Corrections Corp. of America*	2,100	57,687

	Property/Casualty Insurance - 0.6%
	Amtrust Financial Services, Inc.	2,600	32,760

	Research & Development - 1.4%
	Parexel International Corp.*	1,600	42,096
	Pharmaceutical Product Development, Inc.	800	34,320
			76,416
	Retail-Apparel/Shoe - 7.2%
	AnnTaylor Stores Corp.*	1,500	35,940
	Bebe Stores, Inc.	3,100	29,791
	Brown Shoe Co., Inc.	2,800	37,940
	Dress Barn, Inc.*	2,900	38,802
	Guess ?, Inc.	1,250	46,813
	Hanesbrands, Inc.*	1,300	35,282
	JoS. A Bank Clothiers, Inc.*	1,500	40,125
	Nordstrom, Inc.	1,300	39,390
	Phillips-Van Heusen Corp.	1,000	36,620
	Polo Ralph Lauren Corp. Cl. A	700	43,946
			384,649
	Retail-Automobile - 0.6%
	Copart, Inc.*	800	34,256

	Retail-Computer Equipment - 0.7%
	GameStop Corp. Cl. A*	900	36,360

	Retail-Miscellaneous/Diversified - 0.5%
	Pricesmart, Inc.	1,400	27,692

	Retail-Restaurants - 0.5%
	CBRL Group, Inc.	1,000	24,510

	Retail-Sporting Goods - 0.6%
	Zumiez, Inc.*	1,900	31,502

	Schools - 0.4%
	DeVry, Inc.	400	21,448

	Seismic Data Collection - 0.9%
	ION Geophysical Corp.*	2,800	48,860

	Semiconductor Equipment - 0.5%
	Teradyne, Inc.*	2,400	26,568

	Steel-Producers - 1.0%
	Reliance Steel & Aluminum Co.	700	53,963

	Telecommunications Equipment - 0.7%
	Nortel Networks Corp.*	4,700	38,634

	Telecommunications Equipment Fiber Optics - 0.7%
	JDS Uniphase Corp.*	3,400	38,624

	Telecommunications Services - 1.4%
	NTELOS Holdings Corp.	1,500	38,055
	Premiere Global Services, Inc.*	2,600	37,908
			75,963
	Therapeutics - 0.5%
	Alnylam Pharmaceuticals, Inc.*	1,000	26,730

	Transport-Air Freight - 0.7%
	Atlas Air Worldwide Holdings, Inc.*	800	39,568

	Transport-Marine - 1.3%
	DryShips, Inc.	500	40,090
	Star Bulk Carriers Corp.	2,600	30,654
			70,744
	Transport-Rail - 0.8%
	Genesee & Wyoming, Inc. Cl. A*	1,200	40,824

	Transport-Truck - 0.7%
	Con-way, Inc.	800	37,808

	Veterinary Diagnostics - 0.6%
	Neogen Corp.*	1,400	32,046

	Vitamins & Nutrition Products - 1.3%
	Herbalife, Ltd.	800	31,000
	Omega Protein Corp.*	2,600	38,870
			69,870
	Web Portals/ISP - 1.1%
	Sohu.com, Inc.*	800	56,352

	Wire & Cable Products - 0.9%
	Fushi Copperweld, Inc.*	2,100	49,833

	TOTAL COMMON STOCK
	(Cost: $4,790,270)		5,147,123
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 3.2%
	Time Deposit - 3.2%
	Wachovia Bank London
	1.600%, 07/01/08
	(Cost: $169,106)	$169,106	$169,106

	TOTAL INVESTMENTS - 99.6%
	(Cost: $4,959,376)		5,316,229
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		19,521
	NET ASSETS - 100.0%		$5,335,750

*	Non-income producing securities.
ADR	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. CONVERTIBLE FUND
		Principal
		Amount	Value
	CONVERTIBLE CORPORATE BOND - 83.0%
	Advertising Agencies - 1.0%
	Interpublic Group of Cos., Inc.
	4.250%, 03/15/23	$3,250,000	$3,306,875
	Aerospace/Defense - 1.4%
	Lockheed Martin Corp.
	2.426%, 08/15/33	3,350,000	4,572,415
	Aerospace/Defense-Equipment - 1.5%
	Orbital Sciences Corp.
	2.438%, 01/15/27	4,305,000	4,993,800
	Agricultural Operations - 0.5%
	Archer-Daniels-Midland Co.
	0.875%, 02/15/14	1,590,000	1,607,887
	Applications Software - 1.5%
	Nuance Communications, Inc.
	2.750%, 08/15/27	1,730,000	1,848,938
	Nuance Communications, Inc. 144A
	2.750%, 08/15/27	2,845,000	3,040,594
			4,889,532
	Auto-Cars/Light Trucks - 0.9%
	Ford Motor Co.
	4.250%, 12/15/36	4,015,000	2,940,987
	Batteries/Battery Systems - 1.6%
	EnerSys
	3.375%, 06/01/38	4,720,000	5,233,300
	Brewery - 1.5%
	Molson Coors Brewing Co.
	2.500%, 07/30/13	4,110,000	5,019,338
	Broadcast Services/Programming - 1.5%
	Liberty Media LLC
	0.750%, 03/30/23	4,600,000	4,818,500
	Casino Services - 1.5%
	International Game Technology
	2.600%, 12/15/36	5,120,000	4,940,800
	Cellular Telecommunications - 0.7%
	Leap Wireless International, Inc. 144A
	4.500%, 07/15/14	2,670,000	2,386,313
	Coal - 2.1%
	Patriot Coal Corp. 144A
	3.250%, 05/31/13	2,375,000	3,298,281
	Peabody Energy Corp.*
	4.750%, 12/15/66	2,070,000	3,428,438
			6,726,719
	Commercial Services - 1.6%
	Quanta Services, Inc.
	3.750%, 04/30/26	2,395,000	3,855,950
	Quanta Services, Inc. 144A
	3.750%, 04/30/26	870,000	1,400,700
			5,256,650
	Computer Services - 2.0%
	Electronic Data Systems Corp.
	3.875%, 07/15/23	6,405,000	6,421,012
	Computers-Memory Devices - 1.6%
	EMC Corp.
	1.750%, 12/01/11	2,795,000	3,196,781
	EMC Corp. 144A
	1.750%, 12/01/11	1,885,000	2,155,969
			5,352,750
	Consulting Services - 1.4%
	FTI Consulting, Inc.
	3.750%, 07/15/12	2,000,000	4,672,500
	E-Commerce/Products - 1.5%
	Amazon.Com, Inc.
	4.750%, 02/01/09	4,512,000	4,850,400
	E-Commerce/Services - 0.6%
	priceline.com, Inc.
	2.250%, 01/15/25	675,000	2,081,531
	Electronic Components-Semiconductors - 4.1%
	Intel Corp.
	2.950%, 12/15/35	4,645,000	4,546,294
	ON Semiconductor Corp.
	2.625%, 12/15/26	4,430,000	4,867,463
	Skyworks Solutions, Inc.
	1.250%, 03/01/10	2,145,000	2,576,681
	Skyworks Solutions, Inc.
	1.500%, 03/01/12	970,000	1,178,550
			13,168,988
	Electronic Measure Instruments - 2.6%
	Flir Systems, Inc.
	3.000%, 06/01/23	960,000	3,567,600
	Itron, Inc.
	2.500%, 08/01/26	2,995,000	4,870,619
			8,438,219
	Electronics-Military - 1.2%
	L-3 Communications Holdings, Inc.
	3.000%, 08/01/35	2,965,000	3,294,856
	L-3 Communications Holdings, Inc. 144A
	3.000%, 08/01/35	620,000	688,975
			3,983,831
	Energy-Alternate Sources - 3.0%
	JA Solar Holdings Co., Ltd.
	4.500%, 05/15/13	4,935,000	4,392,150
	Covanta Holding Corp.
	1.000%, 02/01/27	4,875,000	5,240,625
			9,632,775
	Enterprise Software/Services - 2.5%
	Lawson Software, Inc.
	2.500%, 04/15/12	3,070,000	2,828,238
	Sybase, Inc.
	1.750%, 02/22/25	4,095,000	5,169,938
			7,998,176
	Finance-Investment Bankers/Brokers - 1.4%
	Merrill Lynch & Co., Inc. *
	0.000%, 03/13/32+	4,335,000	4,433,838
	Instruments-Scientific - 1.8%
	Fisher Scientific International, Inc.
	3.250%, 03/01/24	3,775,000	5,728,562
	Life/Health Insurance - 1.6%
	Prudential Financial, Inc.++
	0.386%, 12/12/36	5,370,000	5,257,230
	Machinery-Farm - 0.8%
	AGCO Corp.
	1.250%, 12/15/36	1,695,000	2,464,106
	Machinery-General Industry - 1.6%
	Roper Industries, Inc.
	1.481%, 01/15/34	6,200,000	5,130,500
	Medical Instruments - 1.7%
	Medtronic, Inc.
	1.625%, 04/15/13	5,015,000	5,384,856
	Medical-Biomedical/Genetics - 3.1%
	Genzyme Corp.
	1.250%, 12/01/23	4,680,000	5,200,650
	Invitrogen Corp.
	2.000%, 08/01/23	3,855,000	4,823,569
			10,024,219
	Medical-Drugs - 6.7%
	Allergan, Inc.
	1.500%, 04/01/26	2,530,000	2,678,637
	Allergan, Inc. 144A
	1.500%, 04/01/26	1,800,000	1,905,750
	Bristol-Myers Squibb Co.++
	2.276%, 09/15/23	6,250,000	6,246,125
	Teva Pharmaceutical Finance LLC
	0.500%, 02/01/24	4,150,000	5,094,125
	Wyeth++
	3.581%, 01/15/24	5,560,000	5,705,672
			21,630,309
	Oil & Gas Drilling - 3.5%
	Transocean, Inc.
	1.500%, 12/15/37	5,065,000	5,786,763
	Nabors
	0.940%, 05/15/11	4,425,000	5,464,875
			11,251,638
	Oil Companies-Exploration & Production - 3.7%
	Chesapeake Energy Corp.
	2.500%, 05/15/37	3,780,000	6,723,675
	Devon Energy Corp.
	4.950%, 08/15/08	2,860,000	5,326,750
			12,050,425
	Oil Field Machinery & Equipment - 1.6%
	Cameron International Corp.
	2.500%, 06/15/26	3,120,000	5,276,700
	Oil-Field Services - 1.5%
	Halliburton Co.
	3.125%, 07/15/23	1,770,000	5,022,375
	REITS-Diversified - 1.6%
	Digital Realty Trust LP 144A
	4.125%, 08/15/26	3,825,000	5,092,720
	REITS-Office Property - 1.5%
	Boston Properties LP
	3.750%, 05/15/36	4,370,000	4,823,387
	Retail-Discount - 1.7%
	TJX Cos., Inc.
	0.000%, 02/13/21+	5,115,000	5,415,506
	Semiconductor Components-Integrated Circuits - 1.1%
	Cypress Semiconductor Corp.
	1.000%, 09/15/09	3,200,000	3,716,000
	Super-Regional Banks-US - 1.5%
	US BanCorp.++
	1.053%, 09/20/36	4,960,000	4,941,648
	Telecommunications Services - 1.6%
	Amdocs, Ltd.
	0.500%, 03/15/24	5,365,000	5,284,525
	Therapeutics - 1.5%
	Gilead Sciences, Inc.
	0.625%, 05/01/13	1,285,000	1,908,225
	Gilead Sciences, Inc. 144A
	0.625%, 05/01/13	1,905,000	2,828,925
			4,737,150
	Toys - 1.5%
	Hasbro, Inc.
	2.750%, 12/01/21	2,924,000	4,857,495
	Web Hosting/Design - 1.5%
	Equinix, Inc.
	2.500%, 04/15/12	4,630,000	4,774,687
	Wire & Cable Products - 1.3%
	General Cable Corp.
	0.875%, 11/15/13	3,095,000	4,197,594
	Wireless Equipment - 1.4%
	American Tower Corp.
	3.000%, 08/15/12	2,220,000	4,634,250
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $260,448,583)		269,423,018

	CONVERTIBLE PREFERRED STOCK - 11.0%
	Agricultural Operations - 0.9%
	Bunge, Ltd.
	4.875%, 12/31/49	22,985	3,022,528
	Auto-Cars/Light Trucks - 0.8%
	General Motors Corp.
	6.250%, 07/15/33	189,315	2,510,317
	Electric-Generation - 1.5%
	AES Trust III
	6.750%, 10/15/29	99,243	4,813,285
	Electric-Integrated - 1.9%
	Entergy Corp.
	7.625%, 02/17/09	86,105	6,087,623
	Independent Power Producer - 1.6%
	NRG Energy, Inc.
	5.750%, 03/16/09	13,955	5,088,342
	Metal-Diversified - 2.1%
	Freeport-McMoRan Copper & Gold, Inc.
	6.750%, 05/01/10	40,015	6,727,322
	Multi-line Insurance - 1.2%
	MetLife, Inc.
	6.375%, 08/15/08	151,500	3,970,815
	Super-Regional Banks-US - 1.0%
	Bank of America Corp.
	7.250%, 12/31/49	3,850	3,403,400
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $35,190,428)		35,623,632
		Number
		of Shares	Value
	COMMON STOCK - 3.2%
	Medical Instruments - 1.7%
	Edwards Lifesciences Corp.*	88,181	5,470,749

	Oil-Field Services - 1.5%
	Schlumberger, Ltd.	47,873	5,142,996

	TOTAL COMMON STOCK
	(Cost: $8,503,099)		10,613,745
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 4.0%
	Time Deposit - 4.0%
	Wells Fargo Bank - Grand Cayman
	1.600%, 07/01/08
	(Cost: $12,905,579)	$12,905,579	$12,905,579

	TOTAL INVESTMENTS - 101.2%
	(Cost: $317,047,689)		328,565,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)		(4,013,701)
	NET ASSETS - 100.0%		$324,552,273

*	Non-income producing securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008,
	the value of these amounted to $22,798,227 or 7.02% of net assets.
++	The coupon rate shown on floating rate securities represents the rate at June 30, 2008.
+	Zero coupon bond.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	GLOBAL EQUITY 130/30 FUND
		Number
		of Shares	Value
	COMMON STOCK - 124.1%
	Australia - 2.4%
	Incitec Pivot, Ltd.	568	$100,840

	Austria - 0.6%
	Erste Bank der Oesterreichischen Sparkassen AG	400	24,919

	Belgium - 2.2%
	InBev NV	1,353	93,966

	Brazil - 0.4%
	Bolsa de Mercadorias e Futuros - BM&F*	1,900	16,426

	Canada - 1.7%
	Potash Corp. of Saskatchewan	300	69,492

	Denmark - 1.3%
	Novo Nordisk AS - ADR*	800	52,800

	Finland - 1.7%
	Outotec OYJ*	1,092	69,646

	France - 3.0%
	Alstom SA	114	26,344
	BNP Paribas	282	25,565
	EDF	204	19,394
	Gaz de France SA	452	29,070
	Suez SA	380	25,888
			126,261
	Germany - 4.3%
	Deutsche Telekom AG	1,133	18,565
	E.ON AG	149	30,084
	Morphosys AG*	424	28,044
	RWE AG	215	27,177
	SAP AG	900	47,163
	Solarworld AG	638	30,427
			181,460
	Hong Kong - 1.9%
	CLP Holdings, Ltd.	3,500	29,984
	HongKong Electric Holdings	5,500	32,905
	Kerry Properties, Ltd.	3,014	15,829
			78,718
	Ireland - 0.7%
	ICON PLC - ADR*	400	30,208

	Israel - 0.9%
	Teva Pharmaceutical Industries, Ltd. - ADR	800	36,640

	Italy - 1.1%
	Saipem SpA	945	44,414

	Japan - 23.2%
	Chugai Pharmaceutical Co., Ltd.*	5,400	86,549
	DOWA HOLDINGS Co., Ltd.	4,000	29,168
	East Japan Railway Co.	2	16,320
	Japan Tobacco, Inc.	9	38,460
	KDDI Corp.	6	37,130
	Kirin Holdings Co., Ltd.	2,000	31,282
	Kuraray Co., Ltd.	2,000	23,886
	Mitsubishi Estate Co., Ltd.	1,000	22,923
	Mitsubishi UFJ Financial Group, Inc.	5,400	47,936
	Mizuho Financial Group, Inc.	10	46,790
	Nabtesco Corp.	3,000	45,960
	Nintendo Co., Ltd.	300	169,520
	Nitori Co., Ltd.	500	25,754
	Nomura Holdings, Inc.	1,600	23,742
	SeCom Co., Ltd.	1,000	48,677
	Sumitomo Mitsui Financial Group, Inc.	5	37,687
	The Bank of Yokohama, Ltd.	3,000	20,773
	The Japan Steel Works, Ltd.	4,000	77,921
	Tokai Tokyo Securities Co., Ltd.*	7,000	25,423
	Toyo Tanso Co., Ltd.	600	38,659
	Unicharm Corp.	300	21,367
	Unicharm Petcare Corp.	1,000	29,904
	West Japan Railway Co.	6	29,489
			975,320
	Netherlands - 1.5%
	ASML Holding NV	1,490	36,739
	KONINKLIJKE KPN NV	1,414	24,283
			61,022
	Republic Of China - 1.1%
	Belle International Holdings, Ltd.	31,000	27,909
	Minth Group, Ltd.	28,000	19,678
			47,587

	Spain - 1.2%
	Banco Santander SA	1,358	24,969
	Telefonica SA	948	25,212
			50,181
	Sweden - 0.6%
	Hennes & Mauritz AB Cl. B	500	27,139

	Switzerland - 4.1%
	Nestle SA*	970	43,958
	Syngenta AG	400	130,473
			174,431
	Taiwan - 0.6%
	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,400	26,184

	United Kingdom - 9.4%
	BG Group PLC	1,116	29,029
	British American Tobacco PLC*	1,733	59,977
	Diageo PLC*	2,460	45,237
	HSBC Holdings PLC	3,200	49,616
	Imperial Tobacco Group PLC	797	29,677
	Royal Dutch Shell PLC Cl. A	597	24,511
	Southern Cross Healthcare, Ltd.	3,349	8,665
	SSL International PLC	5,002	44,423
	Unilever PLC	729	20,732
	Vodafone Group PLC	11,000	32,651
	Wellstream Holdings PLC*	2,000	51,744
			396,262
	United States - 60.2%
	Aflac, Inc.	900	56,520
	Air Products & Chemicals, Inc.	300	29,658
	Apple, Inc.*	300	50,232
	Arch Capital Group, Ltd.*	400	26,528
	Bank of America Corp.	600	14,322
	BlackRock, Inc. Cl. A	100	17,700
	Cisco Systems, Inc.*	2,300	53,498
	Corning, Inc.	1,900	43,795
	Devon Energy Corp.	700	84,112
	Exelon Corp.	500	44,980
	Exxon Mobil Corp.	600	52,878
	FirstEnergy Corp.	400	32,932
	Forest Oil Corp.*	800	59,600
	Foundation Coal Holdings, Inc.	700	62,006
	FPL Group, Inc.	400	26,232
	Fresh Del Monte Produce, Inc.*	1,500	35,355
	General Dynamics Corp.	500	42,100
	General Electric Co.	1,200	32,028
	Helmerich & Payne, Inc.	900	64,818
	Hess Corp.	300	37,857
	Hewlett-Packard Co.	900	39,789
	HJ Heinz Co.	1,400	66,990
	Hologic, Inc.*	800	17,440
	Intel Corp.	900	19,332
	International Business Machines Corp.	800	94,824
	Johnson & Johnson	400	25,736
	JPMorgan Chase & Co.	1,200	41,172
	Lockheed Martin Corp.	800	78,928
	Marathon Oil Corp.	1,200	62,244
	Mastercard, Inc. Cl. A	100	26,552
	McDonald's Corp.	700	39,354
	Merck & Co., Inc.	1,000	37,690
	Microsoft Corp.	3,200	88,032
	National Oilwell Varco, Inc.*	700	62,104
	Northern Trust Corp.	1,450	99,427
	Occidental Petroleum Corp.	300	26,958
	Oracle Corp.*	2,500	52,500
	PartnerRe, Ltd.	400	27,652
	Philip Morris International, Inc.	1,300	64,207
	Praxair, Inc.	300	28,272
	Procter & Gamble Co.	1,500	91,215
	QUALCOMM, Inc.	600	26,622
	Quicksilver Resources, Inc.*	800	30,912
	RenaissanceRe Holdings, Ltd.	500	22,335
	Schering-Plough Corp.	2,000	39,380
	Schlumberger, Ltd.	400	42,972
	Sunoco, Inc.	300	12,207
	Texas Instruments, Inc.	800	22,528
	The Bank of New York Mellon Corp.	2,200	83,226
	The Coca-Cola Co.	1,300	67,574
	The Goldman Sachs Group, Inc.	200	34,980
	Thermo Fisher Scientific, Inc.*	700	39,011
	Transocean, Inc.*	209	31,850
	Valero Energy Corp.	500	20,590
	VMware, Inc. Cl. A*	1,000	53,860
	XTO Energy, Inc.	625	42,819
			2,528,435
	TOTAL COMMON STOCK
	(Cost: $5,147,433)		5,212,351

	PREFERRED STOCK - 3.3%
	Germany - 3.3%
	Fresenius SE	600	51,870
	Henkel AG & Co. KGaA	1,000	39,877
	Porsche Automobil Holding SE*	300	46,269
			138,016
	TOTAL PREFERRED STOCK
	(Cost: $152,102)		138,016
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 1.4%
	Time Deposits - 1.4%
	Brown Brothers Harriman & Co. - Grand Cayman
	1.600%, 07/01/08
	(Cost: $60,448)	$60,448	$60,448
	TOTAL INVESTMENTS - 128.8%
	(Cost: $5,359,983)		5,410,815
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.8%)		(1,209,665)
	NET ASSETS - 100.0%		$4,201,150

		Number
	Schedule of Securities Sold Short	of Shares	Value
	COMMON STOCKS - (29.1%)
	Australia - (0.6%)
	Macquarie Group, Ltd.	503	(23,479)
	Austria - (0.6%)
	Raiffeisen International Bank Holding AG	200	(25,577)
	Belgium - (1.3%)
	Barco NV	238	(15,475)
	Dexia SA	1,000	(16,008)
	KBC Groep NV	200	(22,225)
			(53,708)
	Canada - (1.2%)
	Canadian Natural Resources, Ltd.	500	(49,697)
	France - (2.0%)
	European Aeronautic Defence and Space Co. NV	1,100	(20,867)
	L'Oreal SA	200	(21,774)
	Safran SA	970	(18,828)
	Schneider Electric SA	200	(21,620)
			(83,089)
	Germany - (0.5%)
	Metro AG	334	(21,334)
	Hong Kong - (0.5%)
	Cathay Pacific Airways, Ltd.	11,000	(20,963)
	Italy - (1.1%)
	Fiat SpA	1,400	(22,962)
	Luxottica Group SpA	1,000	(23,476)
			(46,438)
	Japan - (2.2%)
	Kagome Co., Ltd.	1,300	(18,751)
	Taisei Corp.	11,000	(26,253)
	Toppan Printing Co., Ltd.	3,000	(33,083)
	Yamato Holdings Co., Ltd.	1,000	(13,980)
			(92,067)
	United Kingdom - (1.0%)
	Kingfisher PLC	9,000	(20,115)
	Rolls-Royce Group PLC*	3,000	(20,389)
			(40,504)
	United States - (18.1%)
	Amerco, Inc.*	400	(19,072)
	American Express Co.	600	(22,602)
	Bed Bath & Beyond, Inc.*	800	(22,480)
	BJ Services Co.	900	(28,746)
	Capital One Financial Corp.	500	(19,005)
	Carmax, Inc.*	1,200	(17,028)
	Centex Corp.	700	(9,359)
	Comerica, Inc.	500	(12,815)
	ConocoPhillips	400	(37,756)
	Darden Restaurants, Inc.	500	(15,970)
	Discover Financial Services	1,500	(19,755)
	Ethan Allen Interiors, Inc.	1,000	(24,600)
	FedEx Corp.	300	(23,637)
	J Crew Group, Inc.*	600	(19,806)
	Lennar Corp. Cl. A	800	(9,872)
	Linear Technology Corp.	1,000	(32,570)
	Louisiana-Pacific Corp.	1,900	(16,131)
	Men's Wearhouse, Inc.	400	(6,516)
	Merrill Lynch & Co., Inc.	700	(22,197)
	Moody's Corp.	400	(13,776)
	Novellus Systems, Inc.*	900	(19,071)
	Patterson-UTI Energy, Inc.	1,200	(43,248)
	Pioneer Natural Resources Co.*	500	(39,140)
	RF Micro Devices, Inc.*	3,300	(9,570)
	St Mary Land & Exploration Co.	600	(38,784)
	Symantec Corp.*	1,200	(23,220)
	Target Corp.	500	(23,245)
	The Cheesecake Factory*	800	(12,728)
	The Progressive Corp.*	1,600	(29,952)
	UnionBanCal Corp.	500	(20,210)
	United Parcel Service Cl. B	300	(18,441)
	Valspar Corp.	1,400	(26,474)
	Webster Financial Corp.	700	(13,020)
	Wells Fargo & Co.	900	(21,375)
	Whole Foods Market, Inc.	500	(11,845)
	Williams-Sonoma, Inc.	900	(17,856)
			(761,872)
	TOTAL COMMON STOCKS
	(Proceeds: ($1,289,882))		(1,218,728)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds: ($1,289,882))		$(1,218,728)

*	Non-income producing securities.
ADR	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	GLOBAL SELECT FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.2%
	Australia - 1.9%
	BHP Billiton, Ltd.*	19,542	$819,527

	Brazil - 2.4%
	All America Latina Logistica SA	42,300	548,663
	Banco do Brasil SA	32,100	527,768
			1,076,431
	Finland - 1.2%
	Outotec OYJ*	8,390	535,100

	France - 5.5%
	Ingenico	12,939	453,589
	Total SA	9,179	783,839
	Vallourec, SA	1,385	486,420
	Veolia Environnement	12,162	682,736
			2,406,584
	Germany - 5.1%
	Henkel KGaA	12,426	466,734
	Linde AG	5,546	780,303
	Siemens AG*	3,904	433,765
	Tognum AG	20,708	558,566
			2,239,368
	Greece - 1.2%
	Alpha Bank AE	18,221	551,196

	Hong Kong - 2.7%
	Jardine Matheson Holdings, Ltd.*	26,000	806,000
	Melco International Development	400,000	386,793
			1,192,793
	Ireland - 2.4%
	IAWS Group PLC	24,301	608,770
	Icon PLC - ADR*	5,900	445,568
			1,054,338
	Israel - 2.3%
	Israel Chemicals, Ltd.	42,713	994,467

	Japan - 7.4%
	Asics Corp.	65,000	710,061
	Konica Corp.	34,000	575,086
	Marubeni Corp.	87,000	727,975
	Mizuho Financial Group, Inc.	172	804,792
	Nitori Co., Ltd.	8,650	445,536
			3,263,450
	Kuwait - 1.1%
	Global Investment House KSCC GDR 144A#, *	27,100	508,125

	Republic Of China - 2.7%
	AAC Acoustic Technologies Holdings, Inc.*	58,000	48,498
	China Green Holdings, Ltd.*	228,000	270,766
	China Mobile, Ltd.	49,500	665,294
	Peace Mark Holdings, Ltd.*	314,000	218,261
			1,202,819
	Spain - 5.0%
	Banco Santander SA	38,462	707,188
	Tecnicas Reunidas SA	9,122	765,318
	Telefonica SA	27,096	720,626
			2,193,132
	Switzerland - 3.4%
	Nestle SA*	19,240	871,901
	Roche Holding AG*	3,403	614,718
			1,486,619
	United Kingdom - 7.4%
	ARM Holdings PLC	167,137	283,565
	IG Group Holdings PLC	105,851	695,703
	International Power PLC	89,677	770,993
	Standard Chartered PLC*	27,870	793,156
	Wellstream Holdings PLC*	28,009	724,648
			3,268,065
	United States - 45.5%
	Affiliated Managers Group, Inc.*	2,900	261,174
	Aflac, Inc.	10,300	646,840
	Ansys, Inc.*	17,100	805,752
	Apple, Inc.*	4,800	803,712
	Best Buy Co., Inc.	15,100	597,960
	Corning, Inc.	33,600	774,480
	Crown Holdings, Inc.*	16,400	426,236
	Devon Energy Corp.	6,500	781,040
	Energizer Holdings, Inc.*	7,700	562,793
	General Dynamics Corp.	9,500	799,900
	Genzyme Corp.*	9,900	712,998
	Guess ?, Inc.	18,300	685,335
	Helmerich & Payne, Inc.	14,100	1,015,482
	Hess Corp.	6,100	769,759
	Hill-Rom Holdings, Inc.	20,100	542,298
	HJ Heinz Co.	14,500	693,825
	Marathon Oil Corp.	14,700	762,489
	Oracle Corp.*	51,700	1,085,700
	Praxair, Inc.	11,100	1,046,064
	Procter & Gamble Co.	11,900	723,639
	Prudential Financial, Inc.*	8,500	507,790
	Schering-Plough Corp.	34,700	683,243
	Spansion, Inc.*	17,500	39,375
	Target Corp.	16,400	762,436
	The Bank of New York Mellon Corp.	14,800	559,884
	The Coca-Cola Co.	11,500	597,770
	The Goldman Sachs Group, Inc.	4,000	699,600
	Thermo Fisher Scientific, Inc.*	12,800	713,344
	XTO Energy, Inc.	14,800	1,013,948
			20,074,866
	TOTAL COMMON STOCK
	(Cost: $36,915,141)		42,866,880

	EQUITY-LINKED SECURITIES - 1.1%
	Taiwan - 1.1%
	Credit Suisse FB Hon Hai Precision Industry Co., Ltd. - 11/05/10
	(Cost: $451,961)	96,442	474,977
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 8.3%
	Money Market Funds - 5.3%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$2,308,806	$2,308,806

	Time Deposits - 3.0%
	Bank of America London
	1.600%, 07/01/08	1,331,078	1,331,078

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $3,639,884)		3,639,884
	TOTAL INVESTMENTS - 106.6%
	(Cost: $41,006,987)		46,981,741
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6%)		(2,891,424)
	NET ASSETS - 100.0%		$44,090,317

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008,
	the value of these amounted to $508,125 or 1.10% of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	INTERNATIONAL GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 94.2%
	Australia - 5.9%
	AMP, Ltd.*	23,896	$153,414
	CSL, Ltd.*	16,468	564,185
	Incitec Pivot, Ltd.##	2,575	457,153
	Rio Tinto, Ltd.*	1,705	221,705
			1,396,457
	Belgium - 1.0%
	InBev NV	3,337	231,755

	Brazil - 1.8%
	Bolsa de Mercadorias e Futuros - BM&F*	8,700	75,212
	Cia Vale do Rio Doce - ADR##	7,700	275,814
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	700	88,851
			439,877
	Canada - 3.2%
	Potash Corp. of Saskatchewan	1,300	297,141
	Rogers Communications, Inc. Cl. B	5,500	214,460
	Teck Cominco, Ltd. Cl. B	5,300	256,864
			768,465
	Denmark - 2.4%
	FLSmidth & Co. AS Cl. B	3,950	433,933
	Novo Nordisk AS Cl. B*	2,150	140,806
			574,739
	Egypt - 0.5%
	Orascom Construction Industries - GDR	790	108,230

	Finland - 1.9%
	Outotec OYJ*	5,369	342,425
	Wartsila OYJ*	1,628	102,472
			444,897
	France - 9.0%
	Alstom SA##	1,639	378,750
	BNP Paribas##, *	1,348	122,206
	Cie Generale de Geophysique-Veritas*	4,630	219,209
	EDF##	2,110	200,595
	Gaz de France SA##	4,112	264,459
	Suez SA##	3,586	244,303
	Total SA	3,897	332,784
	Veolia Environnement##	6,820	382,853
			2,145,159
	Germany - 9.7%
	Deutsche Telekom AG	8,085	132,478
	E.ON AG	2,741	553,426
	Rhoen Klinikum AG##	4,014	127,560
	RWE AG	2,118	267,729
	SAP AG##	4,329	226,852
	Siemens AG*	1,438	159,773
	Solarworld AG##	3,920	186,952
	Stada Arzneimittel AG	4,081	293,328
	Tognum AG##	5,194	140,100
	United Internet AG##	11,897	234,679
			2,322,877
	Greece - 1.5%
	National Bank of Greece SA	3,787	170,764
	Piraeus Bank SA	6,660	181,112
			351,876
	Hong Kong - 2.3%
	CLP Holdings, Ltd.	35,000	299,842
	HongKong Electric Holdings	27,500	164,525
	Kerry Properties, Ltd.	15,063	79,107
			543,474
	Ireland - 0.6%
	ICON PLC - ADR##, *	1,800	135,936

	Israel - 1.0%
	Teva Pharmaceutical Industries, Ltd. - ADR	5,100	233,580

	Italy - 2.7%
	Saipem SpA	8,268	388,585
	UniCredit SpA	42,130	258,044
			646,629
	Japan - 21.4%
	Chugai Pharmaceutical Co., Ltd.##, *	19,800	317,345
	East Japan Railway Co.	32	261,120
	Honda Motor Co., Ltd.	4,800	163,464
	Japan Tobacco, Inc.	104	444,432
	KDDI Corp.	42	259,912
	Kirin Holdings Co., Ltd.	10,000	156,408
	Mitsubishi Corp.	9,600	316,966
	Mitsubishi Electric Corp.	14,300	154,460
	Mitsubishi Estate Co., Ltd.	3,300	75,647
	Mitsubishi UFJ Financial Group, Inc.	31,100	276,073
	Mizuho Financial Group, Inc.	48	224,593
	Nintendo Co., Ltd.	900	508,561
	Nitori Co., Ltd.	2,400	123,617
	Nomura Holdings, Inc.	15,000	222,584
	Secom Co., Ltd.	5,900	287,194
	Sumitomo Mitsui Financial Group, Inc.	22	165,822
	The Japan Steel Works, Ltd.	25,000	487,005
	Toyo Tanso Co., Ltd.##	4,100	264,167
	Toyota Motor Corp.*	3,100	146,512
	Unicharm Corp.	1,600	113,957
	West Japan Railway Co.	28	137,616
			5,107,455
	Mexico - 0.3%
	America Movil SAB de CV - ADR##	1,300	68,575

	Netherlands - 2.2%
	Koninklijke BAM Groep NV##	8,167	144,631
	Royal KPN NV	10,266	176,303
	SBM Offshore NV##	5,697	210,395
			531,329
	Peru - 0.3%
	CrediCorp., Ltd.	1,000	82,120

	Republic Of China - 0.2%
	China Communications Construction Co., Ltd.	34,000	58,168

	Russian Federation - 1.6%
	Evraz Group SA - GDR	3,172	377,468

	Singapore - 2.5%
	City Developments, Ltd.	29,600	236,600
	DBS Group Holdings, Ltd.	25,100	348,424
			585,024
	Spain - 2.7%
	Banco Santander SA	19,502	358,577
	Iberdrola SA##	7,773	104,220
	Telefonica SA	6,809	181,087
			643,884
	Switzerland - 4.9%
	Julius Baer Holding AG	2,805	190,011
	Nestle SA*	11,160	505,739
	Roche Holding AG*	1,582	285,773
	Syngenta AG	545	177,770
			1,159,293
	United Kingdom - 14.6%
	BG Group PLC	5,001	130,082
	BP PLC	19,829	230,166
	British American Tobacco PLC*	15,026	520,030
	BT Group PLC	36,462	145,057
	Diageo PLC*	14,631	269,049
	HSBC Holdings PLC	15,200	235,677
	Imperial Tobacco Group PLC	9,513	354,223
	International Power PLC	35,939	308,984
	Reckitt Benckiser Group PLC*	4,039	204,573
	Royal Dutch Shell PLC Cl. A	5,666	232,628
	Southern Cross Healthcare, Ltd.	18,118	46,875
	SSL International PLC	15,615	138,677
	Unilever PLC	10,190	289,796
	Vodafone Group PLC	84,988	252,271
	Wellstream Holdings PLC *	4,861	125,763
			3,483,851
	TOTAL COMMON STOCK
	(Cost: $20,582,710)		22,441,118

	PREFERRED STOCK - 4.0%
	Brazil - 1.3%
	Usinas Siderurgicas de Minas Gerais SA	6,300	312,921

	Germany - 2.7%
	Fresenius SE	4,594	397,153
	Henkel KGaA	5,794	231,048
			628,201
	TOTAL PREFERRED STOCK
	(Cost: $829,187)		941,122
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 19.0%
	Money Market Funds - 17.5%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$4,171,708	$4,171,708

	Time Deposits - 1.5%
	Wells Fargo Bank - Grand Cayman
	1.600%, 07/01/08	358,933	358,933

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $4,530,642)		4,530,641
	TOTAL INVESTMENTS - 117.2%
	(Cost: $25,942,539)		27,912,881
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.2%)		(4,086,900)
	NET ASSETS - 100.0%		$23,825,981

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
		Number
		of Shares	Value
	COMMON STOCK - 92.7%
	Australia - 6.4%
	Incitec Pivot, Ltd.	9,343	$1,658,712
	Murchison Metals, Ltd.##, *	277,597	785,868
	Nufarm, Ltd.	138,825	2,120,917
	Paladin Energy, Ltd.*	260,940	1,605,135
	Western Areas NL *	138,302	1,367,031
			7,537,663
	Belgium - 4.2%
	EVS Broadcast Equipment SA	27,607	2,469,715
	Umicore	49,205	2,434,283
			4,903,998
	Canada - 1.1%
	Canadian Western Bank	52,200	1,273,422

	Finland - 1.2%
	Outotec OYJ	22,757	1,451,402

	France - 6.2%
	Cie Generale de Geophysique-Veritas*	39,345	1,862,800
	Ingenico	34,196	1,198,774
	Nexans SA	16,076	1,984,998
	Sechilienne-Sidec##	28,945	2,272,918
			7,319,490
	Germany - 9.3%
	Bauer AG##	19,287	1,863,370
	Comdirect Bank AG	85,579	977,546
	Roth & Rau AG*	4,705	1,022,989
	SGL Carbon AG*	40,431	2,840,430
	Stada Arzneimittel AG	37,743	2,712,838
	Tognum AG##	55,114	1,486,613
			10,903,786
	Greece - 1.3%
	JUMBO SA*	53,126	1,498,278

	Hong Kong - 1.4%
	Melco International Development	1,369,500	1,324,283
	Tian An China Investment	502,360	355,633
			1,679,916
	Indonesia - 1.0%
	Bakrie Sumatera Plantations Tbk PT	5,667,900	1,155,711

	Ireland - 4.0%
	IAWS Group PLC	97,341	2,438,513
	Paddy Power PLC*	69,981	2,212,889
			4,651,402
	Israel - 1.4%
	Delek Automotive Systems, Ltd.	100,239	1,600,760

	Italy - 5.1%
	ACEA SpA	94,584	1,801,674
	Azimut Holding SpA	169,095	1,490,607
	Brembo SpA	123,102	1,280,092
	Marie Tecnimont SpA	211,624	1,428,723
			6,001,096
	Japan - 11.2%
	Asics Corp.	164,600	1,798,092
	Matsui Securities Co. Ltd.	218,300	1,313,857
	Nitori Co., Ltd.	25,000	1,287,675
	Parco Co., Ltd.##	79,200	988,459
	The Japan Steel Works, Ltd.##	149,300	2,908,396
	Torishima Pump Manufacturing Co., Ltd.##	73,500	1,518,466
	Towa Pharmaceutical Co., Ltd.##	34,900	1,303,750
	Unicharm Petcare Corp.	68,300	2,042,460
			13,161,155
	Mexico - 0.8%
	Banco Compartamos SA de CV*	264,100	989,374

	Netherlands - 5.0%
	Draka Holding	53,159	1,426,342
	Koninklijke BAM Groep NV##	60,956	1,079,481
	SBM Offshore NV##	47,870	1,767,882
	Unit 4 Agresso NV##	61,898	1,552,572
			5,826,277
	Norway - 5.5%
	Pronova BioPharma AS*	669,500	2,287,114
	Songa Offshore ASA*	164,576	2,657,605
	Subsea 7, Inc.*	62,600	1,585,448
			6,530,167
	Republic Of China - 3.8%
	AAC Acoustic Technologies Holdings, Inc.*	256,000	214,060
	China Green Holdings, Ltd.*	2,154,000	2,558,021
	Peace Mark Holdings, Ltd.*	2,428,000	1,687,700
			4,459,781
	Singapore - 2.9%
	StarHub, Ltd.	948,500	1,989,640
	UOL Group, Ltd.##	564,200	1,411,901
			3,401,541
	Spain - 3.0%
	Grifols SA##	109,380	3,496,650

	United Arab Emirates - 2.8%
	Lamprell PLC	286,039	3,273,248

	United Kingdom - 15.1%
	ARM Holdings PLC	232,609	394,645
	Babcock International Group	244,810	2,991,461
	Croda International	145,105	1,848,196
	De La Rue PLC	147,577	2,621,276
	IG Group Holdings PLC*	333,948	2,194,863
	RPS Group PLC	409,579	2,441,295
	SSL International PLC	250,397	2,223,787
	Wellstream Holdings PLC*	117,020	3,027,535
			17,743,058
	TOTAL COMMON STOCK
	(Cost: $93,355,169)		108,858,175

	PREFERRED STOCK - 1.7%
	Brazil - 1.7%
	Banco do Estado do Rio Grande do Sul Cl. B
	(Cost: $2,063,046)	333,400	1,938,982

	WARRANTS - 1.2%
	Taiwan - 1.2%
	Merrill Lynch Powertech Technology, Inc. 5/6/13 144A
	(Cost: $1,604,811)	410,000	1,438,690
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 21.2%
	Money Market Funds - 15.5%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$18,202,041	$18,202,041

	Time Deposits - 5.7%
	Wachovia Bank London
	1.600%, 07/01/08	6,697,242	6,697,242

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $24,899,283)		24,899,283
	TOTAL INVESTMENTS - 116.8%
	(Cost: $121,922,309)		137,135,130
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8%)		(19,678,528)
	NET ASSETS - 100.0%		$117,456,602

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008,
	the value of these amounted to $1,438,690 or 1.2% of net assets.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	EMERGING MARKETS FUND
		Number
		of Shares	Value
	COMMON STOCK - 86.2%
	Argentina - 0.5%
	Petrobras Energia Participaciones SA##, *	7,900	$94,800

	Brazil - 12.3%
	Banco Bradesco SA - ADR	6,850	140,151
	Banco Itau Holding Financeira SA##	5,750	116,782
	Brasil Telecom Participacoes SA##	2,100	154,077
	Centrais Eletricas Brasileiras SA	7,000	130,274
	Cia de Saneamento de Minas Gerais-COPASA*	3,300	61,560
	Cia Vale do Rio Doce - ADR	9,100	271,544
	Petroleo Brasileiro SA - ADR	8,000	463,600
	Petroleo Brasileiro SA - ADR	8,800	623,304
	Tele Norte Leste Participacoes SA - ADR	13,200	328,812
	Unibanco - Uniao de Bancos Brasileiros SA	12,700	163,212
			2,453,316
	Colombia - 0.2%
	BanColombia SA	5,927	44,184

	Czech Republic - 0.3%
	Unipetrol *	3,200	52,728

	Egypt - 0.9%
	Egyptian Financial Group-Hermes Holding	5,632	50,720
	Orascom Construction Industries	1,236	85,141
	Telecom Egypt	10,409	32,041
			167,902
	India - 3.6%
	Axis Bank, Ltd.	1,700	23,851
	Bank of India	7,924	39,947
	DLF, Ltd.*	6,085	55,992
	Hindalco Industries, Ltd.*	13,119	43,511
	IDBI Bank, Ltd.	36,824	54,776
	Kotak Mahindra Bank, Ltd.	4,882	51,742
	Mercator Lines, Ltd.	41,853	79,718
	Reliance Capital, Ltd.	8,271	172,860
	Reliance Industries, Ltd. - GDR 144A	1,313	129,199
	Sesa GOA, Ltd.	768	60,510
			712,106
	Indonesia - 2.1%
	Bumi Resources Tbk PT	221,500	196,996
	PT Astra International Tbk	77,500	161,809
	Timah Tbk PT	15,000	60,927
			419,732
	Israel - 2.7%
	Bezeq Israeli Telecommunication Corp., Ltd.	46,989	92,571
	Delek Group, Ltd.	432	65,764
	Israel Discount Bank, Ltd. Cl. A*	15,734	34,801
	Teva Pharmaceutical Industries, Ltd. - ADR	1,300	59,540
	The Israel Corp., Ltd.*	180	278,961
			531,637
	Kuwait - 0.9%
	Global Investment House KSCC GDR 144A*	9,000	168,750

	Malaysia - 1.7%
	Bumiputra-Commerce Holdings Berhad	13,500	33,053
	Kulim Malaysia Berhad	13,300	39,483
	Lion Industries Corp. Berhad*	65,800	52,559
	PPB Group Berhad	62,500	206,580
			331,675
	Mexico - 2.4%
	Alfa SAB de CV Cl. A	16,400	117,384
	Fomento Economico Mexicano SAB de CV	9,400	42,823
	Grupo Carso SA De CV	11,434	53,376
	Grupo Mexico SAB de CV Cl. B	120,000	272,406
			485,989
	Peru - 0.5%
	Credicorp., Ltd.	1,300	106,756

	Poland - 1.5%
	Polski Koncern Naftowy Orlen	9,517	152,762
	Telekomunikacja Polska SA	14,740	143,041
			295,803
	Republic Of China - 11.1%
	Bank of Communications Co., Ltd.	167,000	195,540
	Chaoda Modern Agriculture*	78,000	98,432
	China Agri-Industries Holdings, Ltd.*	120,000	87,721
	China Citic Bank	239,000	133,945
	China Coal Energy Co.	18,000	31,487
	China Construction Bank Corp.	262,000	211,013
	China COSCO Holdings Co., Ltd.	43,500	106,219
	China Mobile, Ltd.	34,500	463,690
	China Petroleum & Chemical Corp.	174,000	162,899
	China Telecom Corp., Ltd.	118,000	64,165
	China Unicom, Ltd.	56,000	103,993
	CNOOC, Ltd.	119,000	204,808
	Cnpc Hong Kong, Ltd.	210,000	99,109
	Industrial & Commercial Bank of China	191,300	130,764
	Shandong Chenming Paper Holdings, Ltd. Cl. B	48,900	40,512
	Shougang Concord International Enterprises Co., Ltd.	144,000	47,092
	TPV Technology, Ltd.	62,000	32,282
			2,213,671
	Russian Federation - 8.8%
	Evraz Group SA	2,680	312,220
	Gazprom OAO - ADR	2,772	160,776
	LUKOIL - ADR	1,700	167,875
	Mechel##	9,000	445,860
	MMC Norilsk Nickel - ADR##	6,687	168,178
	Mobile Telesystems OJSC - ADR	1,600	122,576
	Novolipetsk Steel OJSC - GDR	2,200	125,400
	Uralkali - GDR	900	65,430
	Vimpel-Communications##	6,200	184,016
			1,752,331
	South Africa - 8.2%
	African Rainbow Minerals, Ltd.*	3,751	134,167
	ArcelorMittal South Africa, Ltd.*	15,538	442,630
	Aveng, Ltd.*	19,691	145,894
	Barloworld, Ltd.	2,750	28,104
	Impala Platinum Holdings, Ltd.*	1,727	68,170
	Remgro, Ltd.	10,427	250,281
	Sanlam, Ltd.	60,057	127,354
	Sasol, Ltd.	7,479	440,439
			1,637,039
	South Korea - 14.4%
	Dongkuk Steel Mill Co., Ltd.*	2,150	92,696
	Hyundai Motor Co.*	5,853	397,269
	Korea Gas Corp.*	505	36,787
	Korea Line Corp.*	577	97,081
	LG Chem, Ltd.*	1,477	141,198
	LG Corp.*	5,810	377,132
	LG Display Co., Ltd.*	7,480	280,308
	LG Electronics, Inc.*	4,230	479,188
	LG Telecom, Ltd.*	5,980	45,334
	Namhae Chemical*	3,100	83,275
	POSCO*	165	85,809
	Samsung Electronics Co., Ltd.*	918	548,492
	Shinhan Financial Group Co., Ltd.*	1,732	78,317
	SK Holdings Co., Ltd.*	731	90,148
	STX Pan Ocean Co., Ltd.*	19,300	38,285
			2,871,319
	Taiwan - 9.6%
	Advanced Semiconductor Engineering, Inc. - ADR*	1	4
	AU Optronics Corp.	291,000	457,309
	Chi Mei Optoelectronics Corp.	318,000	367,209
	China Development Financial Holding Corp.*	167,000	67,399
	Compal Electronics, Inc.*	187,000	202,076
	Far Eastern Department Stores Co., Ltd.	37,000	39,373
	Gigabyte Technology Co., Ltd.	92,000	69,713
	HannStar Display Corp.	263,372	95,880
	Hua Nan Financial Holdings Co., Ltd.*	150,000	137,136
	KGI Securities Co., Ltd.	457,000	332,741
	Polaris Securities Co., Ltd.*	72,000	43,172
	U-Ming Marine Transport Corp.	23,000	60,620
	USI Corp.	67,000	35,539
			1,908,171
	Thailand - 2.3%
	Bangkok Bank PCL	28,100	100,012
	PTT PCL*	29,000	261,941
	Thoresen Thai Agencies PCL	84,300	103,374
			465,327
	Turkey - 2.2%
	Aygaz AS*	12,812	29,968
	Bagfas Bandirma Gubre Fabrik	395	50,397
	Eczacibasi Ilac Sanayi	11,024	34,622
	Gubre Fabrikalari TAS	1,815	73,479
	Tupras Turkiye Petrol Rafine	8,248	190,567
	Turk Hava Yollari*	16,358	66,893
			445,926
	TOTAL COMMON STOCK
	(Cost: $17,041,857)		17,159,162

	EQUITY-LINKED SECURITIES - 1.4%
	United Arab Emirates - 1.0%
	Merrill Lynch Aldar Properties PJSC - 01/12/10*	59,829	203,598

	United Kingdom - 0.4%
	UBS AG Tamweel PJSC - 04/26/11*	34,936	79,899

	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $283,705)		283,497

	PREFERRED STOCK - 6.3%
	Brazil - 6.3%
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Cl. B	12,340	290,325
	Fertilizantes Fosfatados SA*	900	68,922
	Investimentos Itau SA	32,500	207,812
	Metalurgica Gerdau SA	9,000	294,247
	Usinas Siderurgicas de Minas Gerais SA*	7,750	384,942
			1,246,248
	TOTAL PREFERRED STOCK
	(Cost: $818,952)		1,246,248
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 10.2%
	Money Market Funds - 5.9%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$1,186,276	$1,186,276

	Time Deposits - 4.3%
	Bank of America London
	1.600%, 07/01/08	850,137	850,137

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $2,036,413)		$2,036,413
	TOTAL INVESTMENTS - 104.1%
	(Cost: $20,180,927)		20,725,320
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)		(813,638)
	NET ASSETS - 100.0%		$19,911,682

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008,
	the value of these amounted to $297,949 or 1.5% of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	INTERNATIONAL SYSTEMATIC FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.2%
	Australia - 6.2%
	BHP Billiton, Ltd.*	29,937	$1,255,459
	CSL, Ltd.*	65,541	2,245,402
	Downer EDI, Ltd.*	96,383	635,433
	Incitec Pivot, Ltd.	5,621	997,926
	Rio Tinto, Ltd.*	5,344	694,894
	Woolworths, Ltd.*	18,935	444,280
			6,273,394
	Austria - 1.6%
	OMV AG	16,530	1,298,546
	Voestalpine AG##	4,093	336,301
			1,634,847
	Belgium - 1.2%
	Euronav NV	14,572	707,135
	Tessenderlo Chemie NV	9,843	524,485
			1,231,620
	Denmark - 1.7%
	FLSmidth & Co. AS Cl. B	12,800	1,406,162
	Vestas Wind Systems AS*	2,550	334,006
			1,740,168
	Finland - 0.9%
	Nokia OYJ	25,774	629,021
	Nokian Renkaat OYJ	6,650	319,561
			948,582
	France - 8.1%
	Alstom##	5,306	1,226,142
	ArcelorMittal	10,890	1,077,506
	BNP Paribas##	25,985	2,355,726
	France Telecom SA	64,566	1,903,311
	Total SA	18,154	1,550,257
			8,112,942
	Germany - 9.4%
	BASF SE	22,360	1,543,748
	Bayer AG	8,714	733,971
	Daimler AG	11,773	728,603
	Deutsche Boerse AG	9,274	1,047,509
	E.ON AG	6,283	1,268,580
	K+S AG	4,161	2,401,413
	Volkswagen AG##	5,926	1,711,232
			9,435,056
	Greece - 0.7%
	National Bank of Greece SA	15,966	719,943

	Hong Kong - 7.1%
	Cheung Kong Infrastructure Holdings, Ltd.##	213,000	901,449
	First Pacific Co., Ltd.	370,000	233,461
	Hang Lung Group, Ltd.*	112,000	497,701
	Hutchison Telecommunications International, Ltd.	749,000	1,062,391
	Hutchison Whampoa, Ltd.	105,000	1,058,423
	Kerry Properties, Ltd.	38,500	202,191
	New World Development, Ltd.	322,000	655,773
	Pacific Basin Shipping, Ltd.	165,000	235,731
	Shangri-La Asia Ltd.	140,000	326,773
	Swire Pacific Ltd. Cl. A	186,500	1,907,467
			7,081,360
	Ireland - 1.1%
	Allied Irish Banks PLC	43,911	680,078
	Paddy Power PLC*	14,550	460,090
			1,140,168
	Italy - 3.2%
	Enel SpA	147,929	1,407,740
	ENI SpA	36,468	1,361,735
	Gruppo Editoriale L'Espresso	76,979	188,476
	Prysmian SpA	11,150	282,659
			3,240,610
	Japan - 15.6%
	Coca-Cola West Holdings Co., Ltd.##	11,000	256,827
	Dena Co., Ltd.	249	1,470,440
	East Japan Railway Co.	47	383,520
	Fast Retailing Co., Ltd.	4,200	398,585
	Heiwa Corp.	24,300	257,660
	Hitachi Capital Corp.	46,900	756,559
	Hokuhoku Financial Group, Inc.	222,000	645,026
	Izumi Co., Ltd.	30,100	464,540
	Kawasaki Kisen Kaisha, Ltd.	67,000	630,149
	Kinden Corp.	81,000	818,367
	Kirin Holdings Co., Ltd.	46,000	719,475
	Matsushita Electric Industries Co., Ltd.	22,000	475,261
	Mitsui OSK Lines, Ltd.	84,000	1,198,925
	Nikon Corp.	13,000	380,171
	Nintendo Co., Ltd.	700	395,547
	Nippon Telegraph & Telephone Corp.	262	1,285,222
	Nippon Yusen KK	221,000	2,128,588
	Rakuten, Inc.	488	246,751
	Sankyo Co., Ltd.	29,300	1,912,702
	SFCG Co., Ltd.	4,710	561,619
	The Daiei, Inc.*	42,500	265,412
			15,651,346
	Norway - 4.1%
	DnB NOR ASA	134,600	1,712,411
	Yara International ASA	26,700	2,364,154
			4,076,565
	Singapore - 0.4%
	Singapore Petroleum Co., Ltd.	86,000	417,768

	Spain - 5.4%
	ACS Actividades de Construccion y Servicios SA##	4,836	243,134
	Banco Santander SA	141,915	2,609,344
	Telefonica SA	95,686	2,544,796
			5,397,274
	Sweden - 1.6%
	Nordea Bank AB	51,200	707,310
	Oriflame Cosmetics SA - SDR##	14,000	901,859
			1,609,169
	Switzerland - 2.2%
	Zurich Financial Services AG	8,404	2,157,516

	United Kingdom - 26.7%
	Aggreko PLC	36,992	540,736
	Anglo American PLC*	17,477	1,226,408
	AstraZeneca PLC*	49,738	2,120,282
	BG Group PLC	39,217	1,020,084
	BHP Billiton PLC*	23,824	910,336
	BP PLC	31,876	370,002
	British American Tobacco PLC*	32,501	1,124,818
	Charter PLC	19,314	334,216
	Cookson Group PLC	107,983	1,348,512
	De La Rue PLC	41,373	734,871
	Diageo PLC*	73,173	1,345,577
	Eurasian Natural Resources Corp.*	9,752	258,708
	Game Group PLC	45,281	261,787
	GlaxoSmithKline PLC	14,395	318,855
	ICAP PLC	28,784	310,482
	Imperial Tobacco Group PLC	15,212	566,430
	Prudential PLC	65,290	692,564
	Rio Tinto PLC*	12,030	1,438,645
	Royal Dutch Shell PLC Cl. A	44,103	1,810,728
	Royal Dutch Shell PLC Cl. B	57,808	2,323,941
	Stagecoach Group PLC	189,130	1,053,912
	Standard Chartered PLC*	20,826	592,690
	Standard Life PLC*	123,644	516,132
	Unilever PLC	59,053	1,679,423
	Vodafone Group PLC	981,432	2,913,193
	Xstrata PLC	12,333	987,671
			26,801,003
	TOTAL COMMON STOCK
	(Cost: $99,489,902)		97,669,331
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 10.0%
	Money Market Funds - 7.2%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$7,287,040	$7,287,040

	Time Deposits - 2.8%
	Bank of America London
	1.600%, 07/01/08	2,768,184	2,768,184

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $10,055,224)		10,055,224
	TOTAL INVESTMENTS - 107.2%
	(Cost: $109,545,126)		107,724,555
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2%)		(7,193,215)
	NET ASSETS - 100.0%		$100,531,340

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
SDR	Swedish Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	INTERNATIONAL ALL CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 90.6%
	Australia - 5.6%
	AMP, Ltd.*	11,585	$74,376
	CSL, Ltd.*	7,984	273,528
	Incitec Pivot, Ltd.	1,179	209,314
	Rio Tinto, Ltd.*	827	107,537
			664,755
	Belgium - 0.9%
	InBev NV	1,618	112,371

	Brazil - 1.7%
	Bolsa de Mercadorias e Futuros - BM&F*	4,200	36,309
	Cia Vale do Rio Doce - ADR##	3,700	132,534
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	300	38,079
			206,922
	Canada - 3.1%
	Potash Corp. of Saskatchewan	600	137,142
	Rogers Communications, Inc. Cl. B	2,700	105,280
	Teck Cominco, Ltd. Cl. B	2,600	126,009
			368,431
	Denmark - 2.3%
	FLSmidth & Co. AS Cl. B	1,900	208,727
	Novo Nordisk AS Cl. B##, *	1,000	65,491
			274,218
	Egypt - 0.4%
	Orascom Construction Industries - GDR	383	52,471

	Finland - 1.8%
	Outotec OYJ*	2,603	166,015
	Wartsila OYJ	744	46,830
			212,845
	France - 8.6%
	Alstom SA##	795	183,713
	BNP Paribas##	654	59,290
	Cie Generale de Geophysique-Veritas*	2,245	106,290
	EDF##	966	91,836
	Gaz de France SA##	1,994	128,242
	Suez SA##	1,643	111,932
	Total SA	1,889	161,311
	Veolia Environnement##	3,306	185,588
			1,028,202
	Germany - 9.2%
	Deutsche Telekom AG	3,920	64,232
	E.ON AG	1,256	253,595
	Rhoen Klinikum AG##	1,946	61,842
	RWE AG	970	122,614
	SAP AG##	2,099	109,993
	Siemens AG*	658	73,109
	Solarworld AG##	1,900	90,615
	Stada Arzneimittel AG	1,979	142,244
	Tognum AG##	2,518	67,919
	United Internet AG##	5,768	113,779
			1,099,942
	Greece - 1.4%
	National Bank of Greece SA	1,836	82,789
	Piraeus Bank SA	3,223	87,646
			170,435
	Hong Kong - 2.2%
	CLP Holdings, Ltd.	17,000	145,637
	HongKong Electric Holdings	13,500	80,767
	Kerry Properties, Ltd.	7,086	37,214
			263,618
	Ireland - 0.6%
	ICON PLC - ADR*	900	67,968

	Israel - 1.0%
	Teva Pharmaceutical Industries, Ltd. - ADR	2,510	114,958

	Italy - 2.6%
	Saipem SpA	4,008	188,371
	UniCredit SpA	20,425	125,102
			313,473
	Japan - 20.6%
	Chugai Pharmaceutical Co., Ltd.##, *	9,600	153,864
	East Japan Railway Co.	16	130,560
	Honda Motor Co., Ltd.	2,300	78,327
	Japan Tobacco, Inc.	50	213,669
	KDDI Corp.	20	123,768
	Kirin Holdings Co., Ltd.	5,000	78,204
	Mitsubishi Corp.	4,400	145,276
	Mitsubishi Electric Corp.*	7,200	77,770
	Mitsubishi Estate Co., Ltd.	2,000	45,847
	Mitsubishi UFJ Financial Group, Inc.	15,100	134,042
	Mizuho Financial Group, Inc.	23	107,618
	Nintendo Co., Ltd.	400	226,027
	Nitori Co., Ltd.##	1,150	59,233
	Nomura Holdings, Inc.	7,300	108,324
	Secom Co., Ltd.*	2,700	131,428
	Sumitomo Mitsui Financial Group, Inc.	11	82,911
	The Japan Steel Works, Ltd.	11,700	227,919
	Toyo Tanso Co., Ltd.##	2,000	128,862
	Toyota Motor Corp.*	1,500	70,893
	Unicharm Corp.	800	56,978
	West Japan Railway Co.	14	68,808
			2,450,328
	Mexico - 0.3%
	America Movil SAB de CV - ADR	600	31,650

	Netherlands - 2.2%
	Koninklijke BAM Groep NV##	3,960	70,128
	Royal KPN NV	4,977	85,473
	SBM Offshore NV##	2,762	102,003
			257,604
	Peru - 0.4%
	Credicorp., Ltd.	500	41,060

	Republic Of China - 0.2%
	China Communications Construction Co., Ltd.	16,000	27,373

	Russian Federation - 1.5%
	Evraz Group SA - GDR	1,452	172,788

	Singapore - 2.4%
	City Developments, Ltd.	14,300	114,303
	DBS Group Holdings, Ltd.	12,000	166,577
			280,880
	Spain - 2.6%
	Banco Santander SA	9,455	173,846
	Iberdrola SA##	3,769	50,535
	Telefonica SA	3,301	87,791
			312,172
	Switzerland - 4.8%
	Julius Baer Holding AG	1,360	92,126
	Nestle SA*	291	13,187
	Nestle SA Registered Shares	5,411	245,211
	Roche Holding AG*	767	138,551
	Syngenta AG	264	86,112
			575,187
	United Kingdom - 14.2%
	BG Group PLC	2,425	63,077
	BP PLC	9,613	111,583
	British American Tobacco PLC*	7,285	252,124
	BT Group PLC	17,677	70,325
	Diageo PLC*	7,093	130,433
	HSBC Holdings PLC	7,200	111,637
	Imperial Tobacco Group PLC	4,612	171,731
	International Power PLC	17,424	149,802
	Reckitt Benckiser Group PLC*	1,958	99,171
	Royal Dutch Shell PLC Cl. A	2,747	112,783
	Southern Cross Healthcare, Ltd.	8,784	22,726
	SSL International PLC	7,570	67,230
	Unilever PLC	4,940	140,490
	Vodafone Group PLC	41,204	122,306
	Wellstream Holdings PLC*	2,357	60,980
			1,686,398
	TOTAL COMMON STOCK
	(Cost: $10,251,241)		10,786,049

	PREFERRED STOCK - 3.8%
	Brazil - 1.3%
	Usinas Siderurgicas de Minas Gerais SA*	3,050	151,493

	Germany - 2.5%
	Fresenius SE	2,227	192,525
	Henkel KGaA	2,809	112,015
			304,540
	TOTAL PREFERRED STOCK
	(Cost: $425,535)		456,033
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 21.8%
	Money Market Funds - 12.1%
	Boston Global Investment Trust - Enhanced Portfolio, 2.430%**	$1,444,401	$1,444,401

	Time Deposits - 9.7%
	Citibank Nassau
	1.600%, 07/01/08	1,151,011	1,151,011

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $2,595,411)		2,595,412
	TOTAL INVESTMENTS - 116.2%
	(Cost: $13,272,187)		13,837,494
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2%)		(1,932,984)
	NET ASSETS - 100.0%		$11,904,510

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 6/30/08.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2008 (Unaudited)
	U.S. HIGH YIELD BOND FUND
		Principal
		Amount	Value
	CORPORATE BONDS - 91.0%
	Advertising Services - 0.7%
	RH Donnelley, Inc. 144A
	11.750%, 05/15/15	$419,475	$381,722
	Aerospace/Defense-Equipment - 1.3%
	TransDigm, Inc.
	7.750%, 07/15/14	645,000	640,163
	Agricultural Chemicals - 1.4%
	The Mosaic Co. 144A
	7.625%, 12/01/16	675,000	722,250
	Apparel Manufacturers - 2.9%
	Levi Strauss & Co.
	9.750%, 01/15/15	810,000	818,100
	Oxford Industries, Inc.
	8.875%, 06/01/11	705,000	683,850
			1,501,950
	Auto/Truck Parts & Equipment-Original - 2.8%
	Accuride Corp.
	8.500%, 02/01/15	910,000	673,400
	Tenneco, Inc.
	8.625%, 11/15/14	820,000	727,750
			1,401,150
	Cable TV - 3.5%
	CCH I Holdings LLC / CCH I Holdings Capital Corp.
	11.000%, 10/01/15	350,000	261,187
	DirecTV Holdings LLC/DirecTV Financing Co.
	8.375%, 03/15/13	870,000	900,450
	Mediacom Broadband LLC
	8.500%, 10/15/15	300,000	269,625
	Mediacom LLC/Mediacom Capital Corp.
	9.500%, 01/15/13	375,000	355,313
			1,786,575
	Cellular Telecommunications - 3.4%
	Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125%, 06/15/13	750,000	776,250
	Centennial Communications Corp.
	10.000%, 01/01/13	260,000	265,200
	Cricket Communications, Inc.
	9.375%, 11/01/14	710,000	686,925
			1,728,375
	Commercial Services - 1.6%
	ARAMARK Corp.
	8.500%, 02/01/15	835,000	822,475
	Commercial Services-Finance - 2.7%
	Deluxe Corp.
	7.375%, 06/01/15	790,000	695,200
	Lender Processing Services, Inc. 144A
	8.125%, 07/01/16	670,000	674,188
			1,369,388
	Computer Services - 1.4%
	Unisys Corp.
	8.000%, 10/15/12	835,000	722,275
	Consumer Products-Miscellaneous - 1.7%
	Jarden Corp.
	7.500%, 05/01/17	970,000	848,750
	Containers-Metal/Glass - 1.8%
	Crown Americas LLC / Crown Americas Capital Corp.
	7.750%, 11/15/15	905,000	909,525
	Data Processing/Management - 0.4%
	First Data Corp. 144A
	9.875%, 09/24/15	250,000	217,812
	Diversified Manufacturing Operations - 2.2%
	Harland Clarke Holdings Corp.
	9.500%, 05/15/15	880,000	726,000
	Park-Ohio Industries, Inc.
	8.375%, 11/15/14	495,000	405,900
			1,131,900
	Diversified Operations - 1.3%
	Kansas City Southern Railway
	8.000%, 06/01/15	670,000	680,050
	Electric-Generation - 1.4%
	Edison Mission Energy
	7.000%, 05/15/17	770,000	723,800
	Electric-Integrated - 1.5%
	Energy Future Holdings Corp. 144A
	10.875%, 11/01/17	740,000	751,100
	Electronic Components-Semiconductors - 0.6%
	Freescale Semiconductor, Inc.
	8.875%, 12/15/14	400,000	327,000
	Electronic Measure Instruments - 1.0%
	Itron, Inc.
	7.750%, 05/15/12	525,000	521,062
	Filtration/Separate Products - 1.1%
	Polypore, Inc.
	8.750%, 05/15/12	545,000	545,000
	Finance-Auto Loans - 2.9%
	Ford Motor Credit Co. LLC
	9.875%, 08/10/11	670,000	564,874
	Ford Motor Credit Co. LLC
	7.000%, 10/01/13	375,000	276,433
	GMAC LLC
	6.750%, 12/01/14	965,000	638,071
			1,479,378
	Independent Power Producer - 1.5%
	NRG Energy, Inc.
	7.375%, 01/15/17	790,000	748,525
	Machinery-Construction & Mining - 1.0%
	Terex Corp.
	7.375%, 01/15/14	490,000	485,100
	Machinery-Electrical - 1.5%
	Baldor Electric Co.
	8.625%, 02/15/17	740,000	747,400
	Medical-Hospitals - 2.6%
	Community Health Systems, Inc.
	8.875%, 07/15/15	840,000	849,450
	HCA, Inc.
	9.250%, 11/15/16	445,000	459,462
			1,308,912
	Medical-Nursing Homes - 1.0%
	Sun Healthcare Group, Inc.
	9.125%, 04/15/15	500,000	502,500
	Medical-Outpatient/Home Medical Care - 1.4%
	Res-Care, Inc.
	7.750%, 10/15/13	770,000	737,275
	Non-Ferrous Metals - 0.6%
	PNA Group, Inc.
	10.750%, 09/01/16	260,000	306,800
	Oil Companies-Exploration & Production - 3.8%
	PetroHawk Energy Corp. 144A
	7.875%, 06/01/15	790,000	775,188
	SandRidge Energy, Inc. 144A
	8.000%, 06/01/18	725,000	732,250
	Southwestern Energy Co. 144A
	7.500%, 02/01/18	395,000	408,394
			1,915,832
	Oil Field Machinery & Equipment - 1.5%
	Complete Production Services, Inc.
	8.000%, 12/15/16	750,000	752,812
	Oil-Field Services - 0.8%
	Helix Energy Solutions Group, Inc. 144A
	9.500%, 01/15/16	405,000	417,150
	Paper & Related Products - 3.6%
	Domtar Corp.
	7.125%, 08/15/15	625,000	598,437
	Neenah Paper, Inc.
	7.375%, 11/15/14	790,000	701,125
	NewPage Corp.
	10.000%, 05/01/12	535,000	544,363
			1,843,925
	Physical Therapy/Rehabilitation Centers - 1.7%
	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	865,000	860,675
	Pipelines - 3.1%
	Copano Energy LLC
	8.125%, 03/01/16	895,000	903,950
	Dynegy Holdings, Inc.
	7.750%, 06/01/19	760,000	695,400
			1,599,350
	Printing-Commercial - 1.0%
	Cenveo Corp.
	7.875%, 12/01/13	585,000	491,400
	Rental Auto/Equipment - 1.3%
	The Hertz Corp.
	10.500%, 01/01/16	740,000	677,100
	Retail-Apparel/Shoe - 2.7%
	Brown Shoe Co., Inc.
	8.750%, 05/01/12	555,000	555,000
	Phillips-Van Heusen Corp.
	8.125%, 05/01/13	830,000	842,450
			1,397,450
	Retail-Computer Equipment - 1.4%
	GameStop Corp. / GameStop, Inc.
	8.000%, 10/01/12	720,000	738,000
	Retail-Drug Store - 1.1%
	Rite Aid Corp.
	7.500%, 03/01/17	665,000	540,313
	Retail-Propane Distribution - 2.5%
	Inergy LP/Inergy Finance Corp.
	8.250%, 03/01/16	845,000	836,550
	Star Gas Partners LP/Star Gas Finance Co.
	10.250%, 02/15/13	435,000	428,475
			1,265,025
	Retail-Regional Department Stores - 1.4%
	Neiman-Marcus Group, Inc.
	10.375%, 10/15/15	735,000	738,675
	Special Purpose Entity - 4.4%
	AMR HoldCo, Inc./EmCare HoldCo, Inc.
	10.000%, 02/15/15	810,000	862,650
	Hughes Network Systems LLC/HNS Finance Corp.
	9.500%, 04/15/14	740,000	752,025
	KAR Holdings, Inc.
	8.750%, 05/01/14	300,000	262,500
	MedCath Holdings Corp.
	9.875%, 07/15/12	338,000	354,055
			2,231,230
	Steel-Producers - 1.8%
	Steel Dynamics, Inc. 144A
	7.375%, 11/01/12	895,000	899,475
	Telecommunications Services - 4.2%
	MasTec, Inc.
	7.625%, 02/01/17	1,155,000	1,010,625
	Time Warner Telecom Holdings, Inc.
	9.250%, 02/15/14	625,000	642,188
	West Corp.
	11.000%, 10/15/16	585,000	497,250
			2,150,063
	Telephone-Integrated - 3.9%
	Cincinnati Bell, Inc.
	8.375%, 01/15/14	880,000	855,800
	Qwest Capital Funding, Inc.
	7.250%, 02/15/11	815,000	794,625
	Windstream Corp.
	8.625%, 08/01/16	320,000	320,800
			1,971,225
	Wire & Cable Products - 2.8%
	Anixter, Inc.
	5.950%, 03/01/15	750,000	663,750
	General Cable Corp.
	7.125%, 04/01/17	815,000	780,362
			1,444,112
	Wireless Equipment - 0.8%
	American Tower Corp. 144A
	7.000%, 10/15/17	410,000	407,950
	TOTAL CORPORATE BONDS
	(Cost: $48,529,042)		46,389,974

	FOREIGN CORPORATE BONDS - 3.8%
	Cellular Telecommunications - 1.7%
	Rogers Wireless, Inc.
	8.000%, 12/15/12	235,000	243,813
	Millicom International Cellular SA
	10.000%, 12/01/13	605,000	644,325
			888,138
	Electronic Components-Miscellaneous - 0.7%
	Flextronics International, Ltd.
	6.250%, 11/15/14	350,000	329,000
	Oil Companies-Exploration & Production - 0.9%
	OPTI Canada, Inc.
	8.250%, 12/15/14	450,000	450,000
	Telecommunications Equipment - 0.5%
	Nortel Networks, Ltd. 144A
	10.750%, 07/15/16	255,000	253,725
	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $1,883,261)		1,920,863

	SHORT TERM INVESTMENTS - 5.6%
	Time Deposit - 5.6%
	Wells Fargo Bank - Grand Cayman
	1.600%, 07/01/08
	(Cost: $2,876,067)	$2,876,067	$2,876,067

	TOTAL INVESTMENTS - 100.4%
	(Cost: $53,288,370)		51,186,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(228,502)
	NET ASSETS - 100.0%		$50,958,402

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008,
	the value of these amounted to $6,641,204 or 13.03% of net assets.

Notes to Portfolio Holdings - June 30, 2008 (Unaudited)

Note 1 - Fair Value of Financial Instruments

Effective April 1, 2008, the funds adopted FAS 157 – Fair Value Measurements (“FAS 157” or “the Statement”).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurement.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by the FAS 157 hierarchy are as follows:

Level I – quoted prices in active markets for identical securities.

Level II – significant observable inputs (including quoted prices for similar securities, interest rates prepayment  speeds, credit risk, etc.)

Level III – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of each fund’s securities using the fair value hierarchy:

At June 30, 2008	Total	Level I	Level II	Level III
U.S. MICRO CAP
Investments	$75,133,512	$75,133,512	$-	$-
U.S. EMERGING GROWTH
Investments	12,034,522	12,034,522	-	-
U.S. ULTRA MICRO CAP
Investments	1,562,613	1,562,613	-	-
U.S. SYSTEMATIC LARGE CAP GROWTH
Investments	10,779,320	10,779,320	-	-
U.S. SMALL TO MID CAP GROWTH
Investments	5,316,229	5,316,229	-	-
U.S. CONVERTIBLE
Investments	328,565,974	47,628,687	280,937,287	-
GLOBAL EQUITY 130/30
Investments	5,410,815	5,410,815	-	-
Derivative liabilities	(1,218,728)	(1,218,728)
GLOBAL SELECT			-	-
Investments	46,981,741	46,981,741	-	-
INTERNATIONAL GROWTH
Investments	27,912,881	27,912,881	-	-
INTERNATIONAL GROWTH OPPORTUNITIES
Investments	137,135,130	135,696,440	1,438,690	-
EMERGING MARKETS
Investments	20,725,320	20,357,126	368,194	-
INTERNATIONAL SYSTEMATIC
Investments	107,724,555	107,724,555	-	-
INTERNATIONAL ALL CAP GROWTH
Investments	13,837,494	13,837,494	-	-
U.S. HIGH YIELD BOND
Investments	51,186,904	2,876,067	48,310,837	-

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value. During the period April 1, 2008 through June 30, 2008, no Funds held investments in which significant unobservable inputs (Level 3) were used in determining value.

Note 2 - New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds

By (Signature and Title)

/s/ Horacio A. Valeiras
------------------------
Horacio A. Valeiras
Title:  President
Date: August 25, 2008

By (Signature and Title)

/s/ Deborah A. Wussow
------------------------
Deborah A. Wussow
Title:  Treasurer
Date: August 25, 2008

* Print name and title of each signing officer under his or her signature.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(REGISTRANT) NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

By (Signature and Title)

/s/ Horacio A. Valeiras
---------------------------
Horacio A. Valeiras
Title: President
Date: August 25, 2008

By (Signature and Title)

/s/ Deborah A. Wussow
-----------------------
Deborah A. Wussow
Title: Treasurer
Date: August 25, 2008

* Print name and title of each signing officer under his or her signature.